As filed with the Securities and Exchange Commission on July 2, 1999.
                                                      1933 Act File No. 33-62174
                                                      1940 Act File No. 811-7692


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
                        Pre-Effective Amendment No.                     [ ]
                        Post-Effective Amendment No.  12                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No.   13                              [X]

                        LEGG MASON INVESTORS TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

             Registrant's Telephone Number, including Area Code: (410) 539-0000
                                   Copies to:
                                     ARTHUR C. DELIBERT, ESQ.
MARIE K. KARPINSKI                   Kirkpatrick & Lockhart LLP
100 Light Street                     1800 Massachusetts Ave., N.W.
Baltimore, Maryland 21202            Second Floor
(Name and Address of                 Washington, D.C. 20036-1800
  Agent for Service)

It is proposed that this filing will become effective:

[ ] immediately  upon filing  pursuant to Rule 485(b)
[ ] on _______, 1999 pursuant to Rule 485(b)
[ ] 60 days after  filing  pursuant to Rule  485(a)(i)
[ ] on _______, 1999 pursuant  to  Rule  485(a)(i)
[X] 75  days  after  filing  pursuant  to  Rule 485(a)(ii)
[ ] on _______, 1999 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Investors Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet


Legg Mason Basic Value Fund - Class A shares and Primary Shares Legg Mason Financial Services Fund - Class A shares and Primary Shares Part A - Prospectus


Navigator Basic Value Fund
Navigator Financial Services Fund
Part A - Prospectus

Legg Mason Value Trust, Inc.
Legg Mason Total Return Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason American Leading Companies Trust
Legg Mason Balanced Trust
Legg Mason U.S. Small-Capitalization Value Trust
Legg Mason Basic Value Fund
Legg Mason Financial Services Fund
Class A Shares, Primary Shares and Navigator Shares
Part B - Statement of Additional Information


Part C - Other Information

Signature Page

Exhibits

                        Legg Mason Investors Trust, Inc.
                         Form N-1a Cross Reference Sheet
                         -------------------------------


PART A ITEM NO.                                     CLASS A AND PRIMARY SHARES
---------------                                     PROSPECTUS CAPTION
                                                    ------------------


1     Front and Back Cover Pages                    Same
2     Risk/Return Summary: Investments, Risks       Investment Objectives, Principal Risks, Performance
3     Risk/Return Summary: Fee Table                Fees and Expenses of the Funds
4     Investment Objectives, Principal Investment   Investment Objectives, Principal Risks
      Strategies and Related Risks
5     Management's Discussion of Fund               Not Applicable
      Performance
6     Management, Organization and Capital          Management
      Structure
7     Shareholder Information                       How to Invest; How to Sell Your Shares; Account Policies;
                                                    Services for Investors; Dividends and Taxes
8     Distribution Arrangements                     Management; How to Invest
9     Financial Highlights Information              Financial Highlights

PART A ITEM NO.                                     NAVIGATOR SHARES PROSPECTUS CAPTION
---------------                                     -----------------------------------

1     Front and Back Cover Pages                    Same
2     Risk/Return Summary: Investments, Risks       Investment Objectives, Principal Risks, Performance
3     Risk/Return Summary: Fee Table                Fees and Expenses of the Funds
4     Investment Objectives, Principal Investment   Investment Objectives, Principal Risks
      Strategies and Related Risks
5     Management's Discussion of Fund               Not Applicable
      Performance
6     Management, Organization and Capital          Management
      Structure
7     Shareholder Information                       How to Invest; How to Sell Your Shares; Account Policies;
                                                    Services for Investors; Dividends and Taxes
8     Distribution Arrangements                     Management
9     Financial Highlights Information              Financial Highlights

                                                    STATEMENT OF ADDITIONAL INFORMATION
PART B ITEM NO.                                     ITEM NO.
---------------                                     --------

10    Cover Page and Table of Contents              Same
11    Fund History                                  Description of the Funds
12    Description of the Fund and Its               Description of the Funds; Fund Policies; Investment
      Investments and Risks                         Strategies and Risks
13    Management of the Fund                        Management of the Funds
14    Control Persons and Principal Holders         Management of the Funds
      of Securities
15    Investment Advisory and Other Services        Management Agreement; Investment Advisory
                                                    Agreement; The Funds' Distributor
16    Brokerage Allocation and Other Practices      Portfolio Transactions and Brokerage
17    Capital Stock and Other Securities            Capital Stock Information
18    Purchase, Redemption, and Pricing of          Additional Purchase and Redemption Information;
        Shares                                      Valuation of Fund Shares
19    Taxation of the Fund                          Additional Tax Information; Tax-Deferred Retirement
                                                    Plans

20    Underwriters                                  The Funds' Distributors
21    Calculation of Performance Data               Performance Information
22    Financial Statements                          Financial Statements


Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

    Legg Mason Investors Trust, Inc.:
      Legg Mason Basic Value Fund
      Legg Mason Financial Services Fund






     PRIMARY CLASS AND CLASS A PROSPECTUS              SEPTEMBER ___, 1999






                              logo

                                HOW TO INVEST SM









As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S

A b o u t  t h e  f u n d s:

      xx    Investment objectives

      xx    Principal risks

      xx    Performance

      xx    Fees and expenses of the funds

      xx    Management

A b o u t  y o u r  i n v e s t m e n t:

      xx    How to invest

      xx    How to sell your shares

      xx    Account policies

      xx    Services for investors

      xx    Dividends and taxes

      xx    Financial highlights

LEGG MASON INVESTORS TRUST, INC.


[icon] I N V E S T M E N T  O B J E C T I V E S


LEGG MASON BASIC VALUE FUND:

INVESTMENT OBJECTIVE:  capital appreciation

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in common stocks or securities convertible into common stocks that Bartlett & Co., the fund's sub-adviser, believes to be selling at attractive prices relative to their intrinsic value. Income is a secondary consideration.

Bartlett & Co. offers a bottom up, value based approach to investing in equity securities, with the goal of producing investment returns that are above average over long-term market cycles while maintaining below average levels of risk (as measured by volatility). Its approach to equity investment is to screen equities for valuations based upon earnings, cash flow, book value and dividend multiples that fall into the lower half of the stock universe (primarily U.S.). It then performs a more intense financial and company evaluation to select those stocks with superior outlooks.

Bartlett & Co.'s goal of individual stock selection and portfolio construction is to produce a diversified portfolio with above average potential for growth and financial strength, albeit with attractive valuations. It selects stocks with a time horizon of at least two years, and turnover is low - it has averaged below 35% over the last seven years.

In seeking its objective, the fund invests only in securities of companies with at least three years of operating history.

If a stock appreciates to such a level that its position in relation to the entire portfolio would be inordinately large, a portion of the position will be sold so that no position will be in excess of 5% of the total portfolio. Positions may also be reduced once the stock has reached a price objective that was determined when the stock was purchased. Securities may be sold before they reach their target price if certain fundamental aspects of the company's business have changed.

For temporary defensive purposes, the fund may hold all or a portion of its assets in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. As a result, the fund may not achieve its investment objective when so invested.

LEGG MASON FINANCIAL SERVICES FUND:

INVESTMENT OBJECTIVE:  long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES:

Gray, Seifert & Co., Inc., the fund's sub-adviser, under normal circumstances, invests substantially all of the fund's assets in equity securities of issuers in the financial services industry that it believes are undervalued and thus may offer above average potential for capital appreciation. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

Financial services companies include, but are not limited to:

o    regional and money center banks

o    securities brokerage firms

o    asset management companies

o    savings banks and thrift institutions

o    specialty finance companies (e.g., credit card, mortgage providers)

o    insurance and insurance brokerage firms

o    government sponsored agencies

o    financial conglomerates

o foreign financial services companies (limited to 25% of total assets, not including ADRs)

Investments may also include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, internet services and business services.

The sub-adviser believes the financial services industry is undergoing many changes due to legislation reform and the shifting demographics of the population. In deciding what securities to buy, the sub-adviser analyzes an issuer's financial statements to determine earnings per share potential. It also reviews, as appropriate, the economy where the issuer does business, the products offered, its potential to benefit from the changes and the strength and goals of management.

The sub-adviser will sell a security in the fund's portfolio if that security experiences earnings problems.

For temporary defensive purposes, the fund may hold all or a portion of its assets in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. As a result, the fund may not achieve its investment objective when so invested.

 [icon] P R I N C I P A L  R I S K S

IN GENERAL


An investment in any of these funds is not guaranteed; investors may lose money by investing in the funds. There is no guarantee that any fund will achieve its objective. The principal risks of investing in the funds are described below. The amount and types of risks vary depending on:

o    the fund's investment objective

o    the fund's ability to achieve its investment objective

o    the markets in which the fund invests

o    prevailing economic conditions

MARKET RISK -

Stock prices generally fluctuate more than those of other securities. A fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

Basic Value Fund invests in stocks believed to be attractively priced relative to their intrinsic value. Such an approach involves the risk that those stocks may remain undervalued and you could lose money. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks.

CONCENTRATION RISK -

Financial Services Fund invests primarily in securities in the financial services industry. A fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Financial services companies are subject to extensive government regulation. The profitability of financial services companies is dependent on the availability and cost of funds, and can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect this industry.

CREDIT RISK -

There is a risk that a fund's holdings in fixed income securities could be downgraded or could default. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the funds could be adversely affected by computer problems related to the year 2000. These could interfere with the operations of the funds, their adviser, distributor or sub-adviser and other outside service providers and could impact companies in which the funds invest.


While no one knows if these problems will have any impact on the funds or on financial markets in general, the adviser and its affiliates and the other service providers to the funds have reported that they are taking steps to protect fund investors. These include efforts to determine that the problems will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

[icon]  P E R F O R M A N C E


Each fund has three authorized classes of shares: Class A shares, Primary Class shares and Navigator Class shares. The information provided below is primarily for Class A which is the class with the longest history. Its expenses generally are slightly lower, and its performance higher than Primary Class shares. Each class is subject to different expenses and a different sales charge structure. Navigator shares are offered through a separate prospectus only to certain investors. The information below provides an indication of the risks of investing in Basic Value Fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. Sales charges have not been deducted from total returns (in the bar chart) for Class A shares. Returns would have been lower had these charges been deducted.

BASIC VALUE FUND - CLASS A SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)


35%
                                                    31.56
30%
                       25.96                                      29.46
25%

20%
                                                           18.42
15%
         11.66                10.24  11.65
10%

5%
                                             0.40                        3.76
0%
                -9.60
-10%
         1989   1990   1991   1992   1993    1994   1995   1996   1997   1998


   DURING THE TEN CALENDAR YEARS OF CLASS A ENDING DECEMBER 31, 1998:

                            Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:           March 31, 1991             +16.74%
   -----------------------------------------------------------------------
   Worst quarter:          September 30, 1990         -18.78%
   -----------------------------------------------------------------------

   In the following table, average annual returns as of December 31, 1998 are compared with the Standard & Poor's 500 Stock Composite Index, a broad-based unmanaged index of common stocks commonly used to measure general stock market activity.

   ---------------------------------------------------------------------------
                              1 YEAR     5 YEARS    10 YEARS     LIFE OF CLASS
   ---------------------------------------------------------------------------
   Basic Value Fund -        -1.19%     +14.89%     +12.09%         +12.35%(a)
   Class A Shares
   ---------------------------------------------------------------------------
   Basic Value Fund -        +2.96%     n/a         n/a              +6.99%(b)
   Primary Class Shares
   ---------------------------------------------------------------------------
   Standard & Poor's 500     +28.58%    +24.06%     +19.21%         +17.31%(c)
   Stock Composite Index
   ---------------------------------------------------------------------------

(a) May 5, 1983  (commencement  of sale of Class A shares) to December 31, 1998.
(b) September 12, 1997 (commencement of sale of Primary Class shares) to December 31, 1998. (c) For comparison with Class A, the index's return shown in the table is for the period April 30, 1983 to December 31, 1998. For comparison with Primary Class, the index's return of 25.08% is for the period September 30, 1997 to December 31, 1998.


These figures include changes in principal value, reinvested dividends and capital gain distributions, if any.

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D S


The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower that fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.

                                 CLASS A SHARES

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------
                                  BASIC           FINANCIAL
                                  VALUE           SERVICES
                                  FUND              FUND
----------------------------------------------------------------
Maximum sales charge
(load) Imposed on
purchases (as a % of              4.75%             4.75%
offering price) (a)
----------------------------------------------------------------
Maximum deferred sales
charge (as a % of net             None              None
asset value) (b)
----------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (d)

  --------------------------------------------------------
                              BASIC VALUE    FINANCIAL
                              FUND           SERVICES FUND
  --------------------------------------------------------
  Management fees (c)         0.75%          1.00%
  --------------------------------------------------------
  Service (12b-1) fees        0.25%          0.25%
  --------------------------------------------------------
  Other expenses              0.20%          0.40%
  --------------------------------------------------------
  Total Annual Fund           1.20%          1.65%
  Operating Expenses (c)
  --------------------------------------------------------


(a) Sales charge waivers and reduced sales charge purchase plans are available for Class A shares. See "How to Invest."

(b) A contingent deferred sales charge ("CDSC") of 1% of the net asset value of Class A shares will be imposed on redemptions of shares purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more of Class A shares made within one year of the purchase date. See "How to Invest."

(c) Legg Mason Fund Adviser, Inc., as investment adviser, has voluntarily agreed to waive fees so that expenses of Class A shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rates of each fund's average daily net assets attributable to Class A shares as follows: Basic Value, 1.15%, and Financial Services Fund, 1.50%. These voluntary waivers will continue until May 1, 2000 and may be terminated at any time. With these waivers, management fees and total annual fund operating expenses were as follows: Basic Value, 0.63% and 1.08%; and Financial Services Fund, 0.85% and 1.50%.

(d) The fees and expenses shown are for the fiscal year ended December 31, 1998 and are calculated as a percentage of average net assets.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. This example also assumes that the maximum initial sales charge is deducted at the time of purchase.

 -----------------------------------------------------------------------------
                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
 -----------------------------------------------------------------------------
 Basic Value Fund                 $591       $838        $1,103      $1,860
 -----------------------------------------------------------------------------
 Financial Services Fund          $635       $971         n/a         n/a
 -----------------------------------------------------------------------------


                              PRIMARY CLASS SHARES

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (b)

  --------------------------------------------------------
                             BASIC          FINANCIAL
                             VALUE          SERVICES
                              FUND            FUND
  --------------------------------------------------------
  Management fees (a)        0.75%            1.00%
  --------------------------------------------------------
  Distribution and           1.00%            1.00%
    Service (12b-1)
    fees
  --------------------------------------------------------
  Other expenses             0.27%            0.40%
  --------------------------------------------------------
  Total Annual Fund          2.02%            2.40%
    Operating Expenses
    (a)
  --------------------------------------------------------


(a) Legg Mason Fund Adviser, Inc., as investment adviser, has voluntarily agreed to waive fees so that expenses of Primary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rates of each fund's average daily net assets attributable to Primary Class shares as follows: Basic Value, 1.90%; and Financial Services Fund, 2.25%. These voluntary waivers will continue until May 1, 2000 and may be terminated at any time. With these waivers, management fees and total annual fund operating expenses were as follows: Basic Value, 0.63% and 1.90%; and Financial Services Fund, 0.85% and 2.25%.

(b) The fees and expenses shown are for the fiscal year ended December 31, 1998 and are calculated as a percentage of average net assets.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. The funds charge no redemption fees.

 -----------------------------------------------------------------------------
                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
 -----------------------------------------------------------------------------
 Basic Value Fund                   $205      $634       $1,088      $2,348
 -----------------------------------------------------------------------------
 Financial Services Fund            $243      $748       $1,280      $2,736
 -----------------------------------------------------------------------------

[icon] M A N A G E M E N T


ADVISER:

Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202, is the funds' investment adviser. The adviser is responsible for the actual investment management of the funds, including making investment decisions and placing orders to buy, sell or hold a particular security. The adviser has delegated investment advisory functions for the funds to separate sub-advisers as described below. The adviser also supervises all aspects of the operations of the funds as administrator.


Prior to September 24, 1999, Bartlett & Co. served as investment adviser to the funds, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal year ended December 31, 1998, Basic Value Fund paid Bartlett & Co. a fee equal to 0.63% of its average daily net assets. Financial Services Fund is obligated to pay the adviser a fee of 1.00% of its average daily net assets, net of any waivers.


The adviser acts as manager or adviser to investment companies with aggregate assets of $18.1 billion as of March 31, 1999.


SUB-ADVISERS:

Bartlett & Co., 36 East Fourth Street, Cincinnati, Ohio 45202, serves as investment sub-adviser to Basic Value Fund. For its services, Bartlett receives a monthly fee from the adviser equal to 60% of the fee actually paid to the adviser by the fund (net of any waivers). Bartlett provides investment advice to individuals, corporations, pension and profit sharing plans, trust accounts and mutual funds. Aggregate assets under management of Bartlett were approximately $3.0 billion as of March 31, 1999.

Gray, Seifert & Co., 380 Madison Avenue, New York, New York 10017, serves as investment sub-adviser to Financial Services Fund. For its services, Gray, Seifert receives a monthly fee from the adviser equal to 60% of the fee actually paid to the adviser by the fund (net of any waivers). Gray, Seifert is known for its research and securities analysis with respect to the financial services industry. It has not previously advised a mutual fund; however, Gray, Seifert has been the evaluator of the Legg Mason Regional Bank and Thrift Unit Investment Trusts. As of March 31, 1999, Gray, Seifert had aggregate assets under management of $1.2 billion. Gray, Seifert is an indirect wholly owned subsidiary of Legg Mason, Inc., a financial services holding company.

PORTFOLIO MANAGEMENT:

BASIC VALUE FUND - James A Miller, CFA and Woodrow H. Uible, CFA, are responsible for co-managing the fund. Mr. Miller is a Senior Portfolio Manager, a Director and President of Bartlett. He joined Bartlett in 1977. He divides his time among fulfilling administrative functions as the President of Bartlett, handling client service aspects of client relationships, and management of investment portfolios. Mr. Uible is a Senior Portfolio Manager and chairs Bartlett's Equity Investment Group. He joined Bartlett in 1980.

FINANCIAL SERVICES FUND - Miles Seifert and Amy LaGuardia are responsible for co-managing Financial Services Fund. Mr. Seifert has been Chairperson of the Board and a Director of Gray, Seifert since its inception in 1980. Ms. LaGuardia has been Senior Vice president and Director of Research at Gray, Seifert for four years. Prior thereto, she was Vice President. She has been employed there since 1982.

DISTRIBUTOR OF EACH FUND'S SHARES:

Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, Maryland 21202, is the distributor of each fund's shares. Each fund has adopted a separate plan with respect to each class that allows it to pay distribution fees and/or shareholder service fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.

Each class of shares bears differing class-specific expenses. Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

For Class A shares, each fund may pay the distributor a service fee at an annual rate of 0.25% of its average daily Class A net assets.

For Primary Class shares, each fund may pay the distributor a distribution fee at an annual rate of 0.75% and a service fee of 0.25% of average daily Primary Class net assets.

Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor collects the sales charges imposed on purchases of Class A shares and any CDSCs that may be imposed on certain redemptions of Class A shares. The distributor reallows a portion of the sales charges on Class A shares to broker/dealers that have sold such shares in accordance with the Class A Purchase Schedule and may from time to time reallow the full amount of the sales charge.

The distributor may also pay special additional compensation and promotional incentives to broker/dealers who sell Class A shares of the funds.

The distributor may enter into agreements with other brokers to sell Primary Shares of each fund. The distributor pays these brokers up to 90% of the distribution and service fee that it receives from a fund for those sales.

The adviser and distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account with one or more of the funds, contact a Legg Mason financial adviser or other entity that has entered into an agreement with the funds' distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial adviser will explain the shareholder services available from the funds and answer any questions you may have. For each class of shares the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason financial adviser or other entity offering the funds to discuss which one might be appropriate for you.


When placing a purchase order, please specify whether the order is for Class A or Primary Class. All purchase orders that fail to specify a class will automatically be invested in Primary Class shares.


ONCE YOUR  ACCOUNT  IS OPEN,  YOU MAY USE THE  FOLLOWING  METHODS TO ADD TO YOUR
ACCOUNT:

    ------------------------------------------------------------------------
    IN PERSON       Give your financial adviser a check for $100 or more
                    payable to the fund
    ------------------------------------------------------------------------
    MAIL            Mail your check, payable to the fund, for $100 or more
                    to your financial adviser
    ------------------------------------------------------------------------
    TELEPHONE OR    Call your financial adviser to transfer available cash
    WIRE            balances in your brokerage account or to transfer
                    money from your bank directly to Legg Mason.  Wire
                    transfers may be subject to a service charge by your
                    bank.
    ------------------------------------------------------------------------
    FUTURE FIRST    Contact your Legg Mason financial adviser to enroll in
    SYSTEMATIC      Legg Mason's Future First Systematic Investment Plan.
    INVESTMENT PLAN Under this plan, you may arrange for automatic monthly investments in a fund of $50 or more.  The fund's
                    transfer agent will transfer funds monthly from your
                    Legg Mason account or from your checking account to purchase shares of that fund.
    ------------------------------------------------------------------------
    AUTOMATIC       Arrangements may be made with some employers and
    INVESTMENTS     financial institutions for regular automatic monthly
                    investments of $50 or more in shares of a fund. You may also reinvest  dividends from certain unit  investment  trusts in shares of a fund.
    ------------------------------------------------------------------------

Call your financial adviser or another entity offering the funds for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser or the entity offering the funds before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.


CLASS A PURCHASE SCHEDULE:

Each fund's offering price for Class A purchases is equal to the net asset value per share plus a front-end sales charge determined from the following schedule (which may be amended from time to time):

                        SALES CHARGE        SALES CHARGE     DEALER REALLOWANCE
                          AS A % OF           AS A % OF           AS A % OF
AMOUNT OF PURCHASE     OFFERING PRICE      NET INVESTMENT      OFFERING PRICE
Less than $25,000           4.75%               4.99%               4.00%
$25,000 to $49,999          4.50                4.71                3.75
$50,000 to $99,999          4.00                4.17                3.25
$100,000 to $249,999        3.50                3.63                2.75
$250,000 to $499,999        2.50                2.56                2.00
$500,000 to $999,999        2.00                2.04                1.60
$1 million or more *        0.00                0.00                1.00


* A CDSC of 1% of the shares' net asset value at the time of purchase or sale, whichever is less, may be charged on redemptions of shares purchased pursuant to the front-end sales charge waiver for purchases of $1 million or more made within one year of the purchase date. See "How to Sell Your Shares" for a discussion of any applicable CDSC on Class A shares.

The distributor will pay the following commissions to brokers that initiate and are responsible for purchases of Class A shares of any single purchaser of $2 million or more in the aggregate: 0.80% up to $2,999,999, plus 0.50% of the excess over $3 million up to $20 million, plus 0.25% of the excess over $20 million.

SALES CHARGE WAIVERS FOR CLASS A SHARES:

Purchases of Class A shares made by the following investors will not be subject to a sales charge:

o advisory clients (and related accounts) of Bartlett & Co. or Gray, Seifert & Co., Inc.

o certain employee benefit or retirement accounts (subject to the discretion of Bartlett & Co. or Gray, Seifert & Co., Inc.)

o    employees of Legg Mason, Inc. and its affiliates

o registered representatives or full-time employees of broker/dealers that have dealer agreements with the distributor

o    the children, siblings and parents of such persons

o broker/dealers, registered investment advisers, financial institutions or financial planners for the accounts of clients participating in "wrap fee" advisory programs that adhere to certain standards and that are subject to agreements between those entities and the distributor

o purchases of $1,000,000 or more (purchases for two or more funds may be combined for this purpose)

In addition, all existing shareholders of Basic Value as of July 18, 1997 will be allowed to purchase additional Class A shares of the fund without a sales charge.

Investors may be eligible for a reduced sales charge on purchases of Class A shares through a Right of Accumulation or under a Letter of Intent.

RIGHT OF ACCUMULATION:

To receive the Right of Accumulation, investors must give the distributor or their broker/dealer sufficient information to permit qualification. If qualified, investors may purchase shares of the funds at the sales charge applicable to the total of:

o    the  dollar  amount  being  purchased  plus
o the dollar amount of the investors' concurrent purchases of Class A shares of other funds plus
o the price of all shares of Class A shares of funds already held by the investor

LETTER OF INTENT:

Investors may execute a Letter of Intent indicating an aggregate amount to be invested in Class A shares of any fund in the following thirteen months. All purchases made during that period will be subject to the sales charge applicable to that aggregate amount.

If a Letter of Intent is executed within 90 days of a prior purchase of Class A shares, the prior purchase may be included under the Letter of Intent and an adjustment will be made to the applicable sales charge. The adjustment will be based on the current net asset value of the respective fund(s).

If the total amount of purchases does not equal the aggregate amount covered by the Letter of Intent after the thirteenth month, you will be required to pay the difference between the sales charges paid at the reduced rate and the sales charge applicable to the purchases actually made.

Shares having a value equal to 5% of the amount specified in the Letter of Intent will be held in escrow during the thirteen month period (while remaining registered in your name) and will be subject to redemption to assure any necessary payment to the distributor of a higher applicable sales charge.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

   -----------------------------------------------------------------------------
   TELEPHONE    Call your Legg Mason  financial  adviser or entity  offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.


                Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial adviser has your bank account information on file.


                The funds will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.
   -----------------------------------------------------------------------------
   MAIL         Send a letter to the fund requesting redemption of your
                shares.  The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
   -----------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial adviser or another entity.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.


CONTINGENT DEFERRED SALES CHARGES:

If you redeem any Class A shares within one year that were purchased without a sales charge because the purchase totaled $1,000,000 or more, you will be subject to a CDSC of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. You may exchange such shares purchased without a sales charge for Class A shares of another fund without being charged a CDSC. You will be subject to a CDSC if you redeem shares acquired through exchange.

Class A shares that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents (i) reinvestment of dividends or other distributions or (ii) shares redeemed more than one year after their purchase. The amount of any CDSC will be paid to the distributor.

The funds will use the "first-in, first-out" method to determine the one year holding period. The date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions or to shares held in retirement plans; however, it will apply to shares held in IRA accounts (including IRA-based plans) and to shares purchased through automatic investment plans.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:


Net asset value per Class A Share and Primary Share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate each fund's Class A Share or Primary Share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under the guidance of the Board of Directors.

Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where a security is traded on more than one market, the securities are generally valued on the market considered by each fund's sub-adviser to be the primary market. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.


OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the funds for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:


You will receive from Legg Mason a confirmation after each transaction involving Class A Shares or Primary Shares (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.


SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

EXCHANGE PRIVILEGE:


Fund shares may be exchanged for the corresponding class of shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. A CDSC may apply to the redemption of Class A shares acquired through an exchange. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.


Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year

o terminate or modify the exchange privilege after 60 days' notice to shareholders


REINSTATEMENT PRIVILEGE:

If you have redeemed your Class A shares, you may reinstate your fund account without a sales charge up to the dollar amount redeemed by purchasing shares within 90 days of the redemption. Within 90 days of a redemption, contact the distributor or your broker/dealer and notify them of your desire to reinstate and give them an order for the amount to be purchased. The reinstatement will be made at the net asset value next determined after the notification and purchase order have been received by the transfer agent.

[icon] D I V I D E N D S  A N D  T A X E S


Basic Value Fund declares and pays dividends from net investment income quarterly; it pays dividends from any net short-term capital gains annually. Financial Services Fund declares and pays all dividends on an annual basis.


Distributions of substantially all of each fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.


Your dividends and other distributions will be automatically reinvested in the same class of shares of the distributing fund. If you wish to receive dividends and/or other distributions in cash, you must notify the distributing fund at least 10 days before the next dividend and/or other distribution is to be paid.


If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to most investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Each fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding. Each fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon]   F I N A N C I A L  H I G H L I G H T S


The financial highlights tables below are intended to help you understand each fund's financial performance for the past five years or since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report. The annual reports are available upon request by calling toll-free 1-800-822-5544.

                                BASIC VALUE FUND

        ---------------------------------------------------------- -------------------------------------------------------------
                    Income From Investment Operations                                    Distributions
        ------------------------------------------------------------------------------------------------------------------------
                                               Net Realized                                                             Net
        For the     Net Asset                  & Unrealized                                                             Asset
        Years       Value,      Net            Gain (Loss)    Total From   From Net       From Net                      Value,
        Ended       Beginning   Investment     On             Investment   Investment     Realized      Total           End of
        Dec. 31,    of Year     Income         Investments    Operations   Income         Gains         Distributions   Year
        ------------------------------------------------------------------------------------------------------------------------
        Class A Shares:
        ------------------------------------------------------------------------------------------------------------------------
        1998           $18.95      $.20(c)            $.48          $.68       $(.14)      $(1.15)       $(1.29)        $18.34
        ------------------------------------------------------------------------------------------------------------------------
        1997(a)         18.33       .19(c)            5.59          5.78        (.22)       (4.94)        (5.16)         18.95
        ------------------------------------------------------------------------------------------------------------------------
        1997(b)         17.94          .22            1.82          2.04        (.26)       (1.39)        (1.65)         18.33
         -----------------------------------------------------------------------------------------------------------------------
        1996(b)         15.39          .30            3.32          3.62        (.24)        (.83)        (1.07)         17.94
        ------------------------------------------------------------------------------------------------------------------------
        1995(b)         14.89          .27            1.53          1.80        (.27)       (1.03)        (1.30)         15.39
        ------------------------------------------------------------------------------------------------------------------------
        1994(b)         14.76          .22             .28           .50        (.23)        (.14)         (.37)         14.89
        ------------------------------------------------------------------------------------------------------------------------
        Primary Class:
        ------------------------------------------------------------------------------------------------------------------------
        1998           $18.75      $.10(g)            $.41          $.51       $(.08)      $(1.15)       $(1.23)        $18.03
        ------------------------------------------------------------------------------------------------------------------------
        1997(d)         22.84       .24(g)             .88          1.12        (.27)        (4.94)      (5.21)         18.75
        ------------------------------------------------------------------------------------------------------------------------

       -----------------------------------------------------------------------------------------------------------------
                                                 Ratios/Supplemental Data
       -----------------------------------------------------------------------------------------------------------------
            For the             Total            Expenses to         Net Investment         Portfolio       Net Assets,
            Years Ended         Return           Average Net       Income to Average      Turnover Rate     End of Year
            Dec. 31,            (%)(c)(h)        Assets (%)           Net Assets (%)          (%)        (thousands - $)
       -----------------------------------------------------------------------------------------------------------------
       Class A Shares:
       -----------------------------------------------------------------------------------------------------------------
            1998                3.76             1.08(c)                1.05(c)              28              119,626
       -----------------------------------------------------------------------------------------------------------------
            1997(a)             33.14(e)         1.13(c,f)              1.15(c,f)            42(f)           133,076
       -----------------------------------------------------------------------------------------------------------------
            1997(b)             11.30            1.16                   1.18                 23              119,208
       -----------------------------------------------------------------------------------------------------------------
            1996(b)             24.05            1.17                   1.79                 25              125,636
       -----------------------------------------------------------------------------------------------------------------
            1995(b)             12.67            1.20                   1.81                 26              102,721
       -----------------------------------------------------------------------------------------------------------------
            1994(b)             3.42             1.20                   1.48                 33               94,289
       -----------------------------------------------------------------------------------------------------------------
       Primary Shares
       -----------------------------------------------------------------------------------------------------------------
            1998                2.96             1.90(g)                .29(g)               28                2,228
       -----------------------------------------------------------------------------------------------------------------
            1997(d)             6.07(e)          1.90(f,g)              1.11(f,g)            42(f)               395
       -----------------------------------------------------------------------------------------------------------------


(a) For the nine months ended December 31, 1997. The fund changed its year end from March 31 to December 31.

(b)  For the years ended March 31.
                                       22

(c) Net of fees waived pursuant to a voluntary expense limitation of 1.15%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been: 1997, 1.19% and 1998, 1.20%.

(d)  September  12, 1997  (commencement  of sale of this class) to December  31,
     1997.

(e)  Not annualized.

(f)  Annualized.

(g) Net of fees waived pursuant to a voluntary expense limitation of 1.90%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been: 1997, 2.00% and 1998, 2.02%.

(h)  Excluding sales charge.

                             FINANCIAL SERVICES FUND

        ------------------------------------------------------------|---------------------------------------------------------
                    Income From Investment Operations               |                    Distributions
        ------------------------------------------------------------|---------------------------------------------------------
        For the     Net Asset                  Net Realized
        Period      Value,      Net            & Unrealized   Total From   From Net     From Net      Total      Net Asset
        Ended       Beginning   Investment     Gains On       Investment   Investment   Realized      Distribu-  Value, End
        Dec. 31,    of Period   Income         Investments    Operations   Income       Gains         tions      of Period
        ----------------------------------------------------------------------------------------------------------------------
        Class A Shares:
        ----------------------------------------------------------------------------------------------------------------------
        1998(a)     $10.00         ------ (b)    $.58             $.58     $ ------       $ ------    $ ------    $10.58
        ----------------------------------------------------------------------------------------------------------------------
        Primary Class:
        ----------------------------------------------------------------------------------------------------------------------
        1998(a)     $10.00         $(.01)(c)     $.58             $.57     $ ------       $ ------    $ ------    $10.57
        ----------------------------------------------------------------------------------------------------------------------


       ------------------------------------------------------------------------------------------------------------
                                                Ratios/Supplemental Data
       ------------------------------------------------------------------------------------------------------------
                                                           Net Investment
                                           Expenses to      Income (Loss)     Portfolio            Net Assets,
        For the Period   Total Return      Average Net     to Average Net     Turnover             End of Year
        ended Dec. 31       (%)(d)         Assets (%)        Assets (%)        Rate(%)            (thousands-$)
       ------------------------------------------------------------------------------------------------------------
       Class A Shares:
       ------------------------------------------------------------------------------------------------------------
       1998(a)                5.80(e)        1.50(b,f)        .22(b,f)         ------                   7,451
       ------------------------------------------------------------------------------------------------------------
       Primary Shares:
       ------------------------------------------------------------------------------------------------------------
       1998(a)                5.70(e)        2.25(c,f)      (.11)(c,f)         ------                  14,598
       ------------------------------------------------------------------------------------------------------------

(a)  November  16, 1998  (commencement  of sale of this  class) to December  31,
     1998.

(b) Net of fees waived pursuant to a voluntary expense limitation of 1.50%. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been 1.65%.

(c) Net of fees waived pursuant to a voluntary expense limitation of 2.25%. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been 2.40%.

(d)  Excluding sales charge.

(e)  Not annualized.

(f)  Annualized.

L e g g  M a s o n  I n v e s t o r s  T r u s t,  I n c.

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides additional details about each fund and its policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about each fund's investments is available in the funds' annual and semiannual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:   Legg Mason Wood Walker, Incorporated
                        100 Light Street, P.O. Box 1476
                        Baltimore, Maryland 21203-1476

Information about each fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Reports and other information about each fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-001                                               SEC file number: 811-7692

         Navigator Equity Funds:
                  Navigator Class of Legg Mason Basic Value Fund
                  Navigator Class of Legg Mason Financial Services Fund


                        NAVIGATOR SHARES PROSPECTUS           September __, 1999

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                       HOW TO INVEST(SM)



As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E   O F   C 0 N T E N T S

A b o u t  t h e  f u n d s:

         xx       Investment objectives

         xx       Principal risks

         xx       Performance

         xx       Fees and expenses of the funds

         xx       Management

A b o u t  y o u r  i n v e s t m e n t:

         xx       How to invest

         xx       How to sell your shares

         xx       Account policies

         xx       Services for investors

         xx       Dividends and taxes

         xx       Financial highlights



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LEGG MASON INVESTORS TRUST, INC.


[icon] I N V E S T M E N T   0 B J E C T I V E S


LEGG MASON BASIC VALUE FUND:

INVESTMENT OBJECTIVE:      capital appreciation

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in common stocks or securities convertible into common stocks that Bartlett & Co., the fund's sub-adviser, believes to be selling at attractive prices relative to their intrinsic value. Income is a secondary consideration.

Bartlett & Co. offers a bottom up, value based approach to investing in equity securities, with the goal of producing investment returns that are above average over long-term market cycles while maintaining below average levels of risk (as measured by volatility). Its approach to equity investment is to screen equities for valuations based upon earnings, cash flow, book value and dividend multiples that fall into the lower half of the stock universe (primarily U.S.). It then performs a more intense financial and company evaluation to select those stocks with superior outlooks.

Bartlett & Co.'s goal of individual stock selection and portfolio construction is to produce a diversified portfolio with above average potential for growth and financial strength, albeit with attractive valuations. It selects stocks with a time horizon of at least two years, and turnover is low - it has averaged below 35% over the last seven years.

In seeking its objective, the fund invests only in securities of companies with at least three years of operating history.

If a stock appreciates to such a level that its position in relation to the entire portfolio would be inordinately large, a portion of the position will be sold so that no position will be in excess of 5% of the total portfolio. Positions may also be reduced once the stock has reached a price objective that was determined when the stock was purchased. Securities may be sold before they reach their target price if certain fundamental aspects of the company's business have changed.

For temporary defensive purposes, the fund may hold all or a portion of its assets in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. As a result, the fund may not achieve its investment objective when so invested.

LEGG MASON FINANCIAL SERVICES FUND:

INVESTMENT OBJECTIVE:      long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES:

Gray, Seifert & Co., Inc., the fund's sub-adviser, under normal circumstances, invests substantially all of the fund's assets in equity securities of issuers in the financial services industry that it believes are undervalued and thus may offer above average potential for capital appreciation. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

Financial services companies include, but are not limited to:

o    regional and money center banks

o    securities brokerage firms

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o    asset management companies

o    savings banks and thrift institutions

o    specialty finance companies (e.g., credit card, mortgage providers)

o    insurance and insurance brokerage firms

o    government sponsored agencies

o    financial conglomerates

o foreign financial services companies (limited to 25% of total assets, not including ADRs)

Investments may also include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, internet services and business services.

The sub-adviser believes the financial services industry is undergoing many changes due to legislation reform and the shifting demographics of the population. In deciding what securities to buy, the sub-adviser analyzes an issuer's financial statements to determine earnings per share potential. It also reviews, as appropriate, the economy where the issuer does business, the products offered, its potential to benefit from the changes and the strength and goals of management.

The sub-adviser will sell a security in the fund's portfolio if that security experiences earnings problems.

For temporary defensive purposes, the fund may hold all or a portion of its assets in money market instruments, cash equivalents, short-term government and corporate obligations or repurchase agreements. As a result, the fund may not achieve its investment objective when so invested.



                                       4
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[icon] P R I N C I P A L   R I S K S

IN GENERAL


An investment in any of these funds is not guaranteed; investors may lose money by investing in the funds. There is no guarantee that any fund will achieve its objective. The principal risks of investing in the funds are described below. The amount and types of risks vary depending on:

o    the fund's investment objective

o    the fund's ability to achieve its investment objective

o    the markets in which the fund invests

o    prevailing economic conditions

MARKET RISK -

Stock prices generally fluctuate more than those of other securities. A fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

Basic Value Fund invests in stocks believed to be attractively priced relative to their intrinsic value. Such an approach involves the risk that those stocks may remain undervalued and you could lose money. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks.

CONCENTRATION RISK -

Financial Services Fund invests primarily in securities in the financial services industry. A fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Financial services companies are subject to extensive government regulation. The profitability of financial services companies is dependent on the availability and cost of funds, and can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect this industry.

CREDIT RISK -

There is a risk that a fund's holdings in fixed income securities could be downgraded or could default. Credit ratings are the opinions of the private companies that rate companies or their securities; they are not guarantees.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the funds could be adversely affected by computer problems related to the year 2000. These could interfere with the operations of the funds, their adviser, distributor or sub-adviser and other outside service providers and could impact companies in which the funds invest.


While no one knows if these problems will have any impact on the funds or on financial markets in general, the adviser and its affiliates and the other service providers to the funds have reported that they are taking steps to protect fund investors. These include efforts to determine that the problems will not directly affect the systems used by major service providers.


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Whether  these steps will be effective can only be known for certain in the year
2000.


                                       6
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[icon] P E R F 0 R M A N C E


The information below provides an indication of the risks of investing in Basic Value by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. As of the date of this Prospectus, Navigator shares of Financial Services Fund have not commenced operations.

BASIC VALUE FUND - NAVIGATOR SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)


4%
             3.99%
2%

0%
             1998


DURING 1998:


                              Quarter Ended                 Total Return
--------------------------------------------------------------------------------
Best quarter:               December 31, 1998                   +15.20%
--------------------------------------------------------------------------------
Worst quarter:              September 30, 1998                  -15.17%
--------------------------------------------------------------------------------

In the following table, average annual returns as of December 31, 1998 are compared with the Standard and Poor's 500 Stock Composite Index, a broad-based unmanaged index of common stocks, commonly used to measure general stock market activity.

--------------------------------------------------------------------------------
                                              1 YEAR       LIFE OF CLASS
--------------------------------------------------------------------------------
Basic Value Fund, Navigator Class             +3.99%          +9.65(a)
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Composite        +28.58%         +28.45(b)
Index
--------------------------------------------------------------------------------

These figures include changes in principal value, reinvested dividends and capital gain distributions, if any.

(a) August 15, 1997 (commencement of sales of Navigator Class shares) to December 31, 1998.
(b)  The index's return is for the period August 31, 1997 to December 31, 1998.



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[icon] F E E S   A N D   E X P E N S E S   O F   T H E   F U N D S

The table below describes the fees and expenses you will incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets so they lower its share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.


                                 NAVIGATOR CLASS

The fees and expenses shown are for the fiscal year ended December 31, 1998, and are calculated as a percentage of average net assets. As of the date of this prospectus, Navigator shares of Financial Services Fund have not commenced operations.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------
                        Basic Value     Financial
                            Fund      Services Fund
-----------------------------------------------------
Management fees (a)     0.75%        1.00%
-----------------------------------------------------
Distribution and/or     none         none
Service (12b-1) fees
-----------------------------------------------------
Other Expenses          0.19%        0.40%
-----------------------------------------------------
Total Annual Fund       0.94%        1.40%
Operating Expenses (a)
-----------------------------------------------------

(a) Legg Mason Fund Adviser, Inc., as investment adviser, has voluntarily agreed to waive fees so that expenses of Navigator Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rates of each fund's average daily net assets attributable to Navigator Class shares as follows: Basic Value, 0.90%, and Financial Services Fund, 1.25%. These voluntary waivers will continue until May 1, 2000 and may be terminated at any time. With these waivers, management fees and total annual fund operating expenses for Basic Value Fund were 0.63% and 0.82%. Estimated management fees and total annual fund operating expenses for Financial Services Fund were 0.85% and 1.25%

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. The funds charge no redemption fees.

--------------------------------------------------------------------------------
                              1 YEAR       3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Basic Value Fund               $96           $300         $520         $1,155
--------------------------------------------------------------------------------
Financial Services Fund        $143          $443         n/a          n/a
--------------------------------------------------------------------------------


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[icon] M A N A G E M E N T

MANAGEMENT AND ADVISERS:


ADVISER:

Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202, is the funds' investment adviser. The adviser is responsible for the actual investment management of the funds, including making investment decisions and placing orders to buy, sell or hold a particular security. The adviser has delegated investment advisory functions for the funds to separate sub-advisers as described below. The adviser also supervises all aspects of the operations of the funds as administrator.


Prior to September 24, 1999, Bartlett & Co. served as investment adviser to the funds, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal year ended December 31, 1998, Basic Value Fund paid Bartlett & Co. a fee equal to 0.63% of its average daily net assets. Financial Services Fund is obligated to pay the adviser a fee of 1.00% of its average daily net assets, net of any waivers.


The adviser acts as manager or adviser to investment companies with aggregate assets of $18.1 billion as of March 31, 1999.


SUB-ADVISERS:

Bartlett & Co., 36 East Fourth Street, Cincinnati, Ohio 45202, serves as investment sub-adviser to Basic Value Fund. For its services, Bartlett receives a monthly fee from the adviser equal to 60% of the fee actually paid to the adviser by the fund (net of any waivers). Bartlett provides investment advice to individuals, corporations, pension and profit sharing plans, trust accounts and mutual funds. Aggregate assets under management of Bartlett were approximately $3.0 billion as of March 31, 1999.

Gray, Seifert & Co., 380 Madison Avenue, New York, New York 10017, serves as investment sub-adviser to Financial Services Fund. For its services, Gray, Seifert receives a monthly fee from the adviser equal to 60% of the fee actually paid to the adviser by the fund (net of any waivers). Gray, Seifert is known for its research and securities analysis with respect to the financial services industry. It has not previously advised a mutual fund; however, Gray, Seifert has been the evaluator of the Legg Mason Regional Bank and Thrift Unit Investment Trusts. As of March 31, 1999, Gray, Seifert had aggregate assets under management of $1.2 billion. Gray, Seifert is an indirect wholly owned subsidiary of Legg Mason, Inc., a financial services holding company.

PORTFOLIO MANAGEMENT:

BASIC VALUE FUND - James A Miller, CFA and Woodrow H. Uible, CFA, are responsible for co-managing the fund. Mr. Miller is a Senior Portfolio Manager, a Director and President of Bartlett. He joined Bartlett in 1977. He divides his time among fulfilling administrative functions as the President of Bartlett, handling client service aspects of client relationships, and management of investment portfolios. Mr. Uible is a Senior Portfolio Manager and chairs Bartlett's Equity Investment Group. He joined Bartlett in 1980.

FINANCIAL SERVICES FUND - Miles Seifert and Amy LaGuardia are responsible for co-managing Financial Services Fund. Mr. Seifert has been Chairperson of the Board and a Director of Gray, Seifert since its inception in 1980. Ms. LaGuardia has been Senior Vice president and Director of Research at Gray, Seifert for four years. Prior thereto, she was Vice President. She has been employed there since 1982.


DISTRIBUTOR OF EACH FUND'S SHARES:

Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, Maryland 21202, is the distributor of each fund's shares under separate Underwriting Agreements. Each Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the funds' expense), supplementary sales literature and advertising materials.


The distributor and the adviser may pay non-affiliated entities out of their own
assets  to  support  the   distribution  of  Navigator  Shares  and  shareholder
servicing.

The distributor and the adviser are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

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[icon] H O W   T O   I N V E S T

Navigator Shares are currently offered for sale only to:

o Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers").

o qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million

o clients of Bartlett & Co. who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary

o any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates

o certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity


o    shareholders   of  Class  Y  shares  of  any  of  the  Bartlett   Funds  on
     ____________, 1999


Eligible investors may purchase Navigator Shares through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Shares.

Customers of certain Institutional Clients that have omnibus accounts with the funds' transfer agent can purchase shares through those Institutions. The distributor may pay such Institutional Clients for account servicing. Institutional Clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This Prospectus should by read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this Prospectus.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchase orders received by Legg Mason before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to the selling organization.

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[icon] H O W   T O   S E L L   Y O U R   S H A R E S

To redeem your shares by telephone:

o        Call 1-800-822-5544

Please have available the number of shares (or dollar amount) to be redeemed and the account number.

The funds will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Customers  of   Institutional   Clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the Institution.

Redemption orders received by Legg Mason before the close of the exchange will be transmitted to the funds' transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the exchange will be processed at the closing net asset value on the next day the exchange is open.

Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account


Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

[icon] A C C O U N T   P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Navigator Share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate each fund's Navigator Share price, the fund's assets attributable to Navigator Shares are valued and totaled, liabilities attributable to Navigator Shares are subtracted, and the resulting net assets are divided by the number of Navigator Shares outstanding. Each fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under the guidance of the Board of Directors.

Securities for which market quotations are readily available are valued at the last sale price of the day for a comparable position, or, in the absence of any such sales, the last available bid price for a comparable position. Where a security is traded on more than one market, the securities are generally valued on the market considered by each fund's sub-adviser to be the primary market. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

Each fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The funds may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon] S E R V I C E S   F O R   I N V E S T O R S

CONFIRMATIONS AND ACCOUNT STATEMENTS:

Confirmations will be sent to Institutional Clients after each transaction involving Navigator Shares which will include the total number of shares being held in safekeeping by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

EXCHANGE PRIVILEGE:

Navigator Shares of a fund may be exchanged for Navigator Shares of any of the other Legg Mason funds or the Legg Mason Cash Reserve Trust, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

Each fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from a fund in one calendar year

o terminate or modify the exchange privilege after 60 days' notice to shareholders

Some Institutional Clients may not offer all of the Navigator Funds for exchange.

[icon] D I V I D E N D S  A N D  T A X E S


Basic Value declares and pays dividends from net investment income on a quarterly basis and dividends from any net short-term capital gains annually. Financial Services Fund declares and pays all dividends on an annual basis.

Distributions of substantially all of each fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) and any net realized gains form foreign currency transactions are generally declared and paid after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.


Your dividends and other distributions will be automatically reinvested in additional Navigator Shares of the distributing fund. If you wish to receive dividends and/or other distributions in cash, you must notify the distributing fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Navigator Shares of the fund. Dividends from net investment company taxable income are taxable as ordinary income. Distributions of a fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

Each fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

Each fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] F I N A N C I A L   H I G H L I G H T S


The following financial highlights table is intended to help you understand Basic Value Fund's financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds' independent accountants, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544. As of the date of this prospectus, Navigator Class of Financial Services Fund has not commenced operations.

                                BASIC VALUE FUND

        ------------------------------------------------------------------------------------------------------------------------
                        Income from Investment Operations                                    Distributions
        ------------------------------------------------------------------------------------------------------------------------
                                                    Net Realized
        For the     Net Asset                       & Unrealized
        Years       Value,           Net            Gain (Loss)    Total From   From Net     From Net      Total      Net Asset
        Ended       Beginning        Investment     On             Investment   Investment   Realized      Distribu   Value, End
        Dec. 31,    of Year          Income         Investments    Operations   Income       Gains         tions      of Year
        ------------------------------------------------------------------------------------------------------------------------
        Navigator Shares:
        ------------------------------------------------------------------------------------------------------------------------
        1998           $18.87        $0.25(b)          $0.47        $0.72       $(0.13)       $(1.15)    $(1.28)        $18.31
        ------------------------------------------------------------------------------------------------------------------------
        1997(a)         21.92         0.18(b)           1.94         2.12         (.23)        (4.94)     (5.17)         18.87
        ------------------------------------------------------------------------------------------------------------------------


      -----------------------------------------------------------------------------------------------------------
                                               Ratios/Supplemental Data:
      -----------------------------------------------------------------------------------------------------------
                                                        Net Investment
      For the         Total             Expenses       Income (Loss) to          Portfolio           Net Assets,
      Years Ended     Return (%)     to Average Net   Average Net Assets         Turnover           End of Year
      Dec. 31,                         Assets (%)             (%)                Rate (%)          (Thousands--$)
      -----------------------------------------------------------------------------------------------------------
      Navigator Shares:
      -----------------------------------------------------------------------------------------------------------
       1998             3.99            .82(b)            1.31(b)              28                    2,396
      -----------------------------------------------------------------------------------------------------------
       1997(a)          10.97(c)        .86(b,d)          1.51(b,d)            42(d)                 2,387
      --------------- ----------- ---------------- --------------------- -------------------- -------------------


(a) August 15, 1997 (commencement of sale of Navigator Class) to December 31, 1997.

(b) Net of fees waived pursuant to a voluntary expense limitation of 0.90%. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been: 1998, 0.94% and 1997, 0.96%.
(c) Not annualized.
(d) Annualized.

L e g g   M a s o n   I n v e s t o r s  T r u s t, I n c.

The following additional information about each fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides additional details about each fund and its policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about each fund's investments is available in the funds' annual and semiannual reports to shareholders. These reports provide detailed information about each fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:

o    call toll-free 1-800-822-5544
o    visit us on the  Internet  via  http://www.leggmason.com
o write to us at: Legg Mason Wood Walker, Incorporated 100 Light Street, P.O. Box 1476 Baltimore, Maryland 21203-1476

Information about the funds, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC. (phone 1-800-SEC-0330). Reports and other information about the funds are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.

LMF-001                                                 SEC file number 811-7692

                             LEGG MASON EQUITY FUNDS


LEGG MASON VALUE TRUST, INC.         LEGG MASON INVESTORS TRUST, INC.:
LEGG MASON TOTAL RETURN TRUST, INC.  LEGG MASON AMERICAN LEADING COMPANIES TRUST
LEGG MASON SPECIAL INVESTMENT        LEGG MASON BALANCED TRUST
 TRUST, INC.                         LEGG MASON U.S. SMALL-CAPITALIZATION VALUE
                                      TRUST
                                     LEGG MASON BASIC VALUE FUND
                                     LEGG MASON FINANCIAL SERVICES FUND

               CLASS A SHARES, PRIMARY SHARES AND NAVIGATOR SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER __, 1999


      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for Primary Shares or the Prospectus for Navigator Shares of Value Trust, Total Return Trust, Special Investment Trust, American Leading Companies, Balanced Trust and Small-Cap Value Trust (both dated July __, 1999), or the Basic Value and Financial Services Fund Prospectus for Class A and Primary Shares or the Prospectus for Navigator Shares (both dated September ___, 1999), as appropriate, which have been filed with the Securities and Exchange Commission ("SEC"). The funds' annual report is incorporated by reference into this Statement of Additional Information. A copy of any of the Prospectuses or the annual report may be obtained without charge from the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), at 1-800-822-5544.


                             Legg Mason Wood Walker,
                                  Incorporated


                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                           (410)539-0000 (800)822-5544

                                TABLE OF CONTENTS
                                                                            Page


DESCRIPTION OF THE FUNDS.....................................................1
FUND POLICIES................................................................1
INVESTMENT STRATEGIES AND RISKS..............................................5
ADDITIONAL TAX INFORMATION..................................................35
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................38
VALUATION OF FUND SHARES....................................................40
PERFORMANCE INFORMATION.....................................................40
TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES AND CLASS A SHARES...........50
MANAGEMENT OF THE FUND......................................................51
THE FUNDS' INVESTMENT ADVISER/MANAGER.......................................54
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................58
THE FUNDS' DISTRIBUTOR......................................................60
CAPITAL STOCK INFORMATION...................................................63
THE FUNDS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT.............63
THE FUNDS' LEGAL COUNSEL....................................................64
THE FUNDS' INDEPENDENT ACCOUNTANTS/AUDITORS.................................64
FINANCIAL STATEMENTS........................................................64
Appendix A..................................................................65


      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectuses and the Statement of Additional Information do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                            DESCRIPTION OF THE FUNDS

Legg Mason Value Trust, Inc. ("Value Trust"), Legg Mason Total Return Trust, Inc. ("Total Return Trust"), Legg Mason Special Investment Trust, Inc. ("Special Investment Trust") and Legg Mason Investors Trust, Inc. ("Investors Trust") are each diversified open-end investment companies that were established as Maryland corporations on January 20, 1982, May 22, 1985, October 31, 1985, and May 5, 1993, respectively. Legg Mason American Leading Companies Trust ("American Leading Companies"), Legg Mason Balanced Trust ("Balanced Trust"), Legg Mason U.S. Small-Capitalization Value Trust ("Small-Cap Value"), Legg Mason Basic Value Fund ("Basic Value") and Legg Mason Financial Services Fund ("Financial Services Fund") are separate series of Investors Trust.

                                  FUND POLICIES

      VALUE TRUST's investment objective is to seek long-term growth of capital. TOTAL RETURN TRUST's investment objective is to seek capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. SPECIAL INVESTMENT's investment objective is to seek capital appreciation. AMERICAN LEADING COMPANIES' investment objective is to seek long-term capital appreciation and current income consistent with prudent investment risk. BALANCED TRUST's investment objective is to seek long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk. SMALL-CAP VALUE's investment objective is to seek long-term capital appreciation. BASIC VALUE's investment objective is to seek capital appreciation. FINANCIAL SERVICES FUND's investment objective is to seek long-term growth of capital.

      In addition to the investment objective of each Fund described in the Prospectuses, each Fund has adopted certain fundamental investment limitations that cannot be changed except by vote of its shareholders. Value Trust, Total Return Trust and Special Investment Trust each may not:

      1. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes, in an aggregate amount not to exceed 10% of the value of the total assets of the respective Fund at the time of borrowing; provided that borrowings, including reverse repurchase agreements, in excess of 5% of such value will be only from banks (although not a fundamental policy subject to shareholder approval, each Fund will not purchase securities if borrowings, including reverse purchase agreements, exceed 5% of its total assets);

      2. With respect to 75% of total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than the U.S. Government, or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer;

      3. Purchase securities on "margin", except for short-term credits necessary for clearance of portfolio transactions and except that each Fund may make margin deposits in connection with the use of futures contracts and options on futures contracts;

      4. Invest 25% or more of its total assets (taken at market value) in any one industry;

      5. Purchase or sell commodities and commodity contracts, but this limitation shall not prevent each Fund from purchasing or selling options and futures contracts;

      6. Underwrite the securities of other issuers, except insofar as each Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

      7. Make loans, except loans of portfolio securities and except to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans;

      8. Purchase or sell real estate, except that each Fund may invest in securities collateralized by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein (as a non-fundamental policy changeable without a shareholder vote, each Fund will not purchase or sell interests in real estate limited partnerships);

      9. Make short sales of securities or maintain a short position, except that each Fund may (a) make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (b) sell short "against the box;" or

      10. Issue senior securities, except as permitted under the Investment Company Act of 1940 ("1940 Act").

      American Leading Companies, Balanced Trust and Small-Cap Value each may not:

      1. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowings. (Although not a fundamental policy subject to shareholder approval, the Fund will repay any money borrowed before any portfolio securities are purchased);

      2.  Issue senior securities, except as permitted under the 1940 Act;

      3. Engage in the business of underwriting the securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

      4. Buy or hold any real estate; provided, however, that instruments secured by real estate or interests therein are not subject to this limitation;

      5. With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer;

      6. Purchase or sell any commodities or commodities contracts, except that the Fund may purchase or sell currencies, interest rate and currency futures contracts, options on currencies, securities, and securities indexes and options on interest rate and currency futures contracts;

      7. Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

      8. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.


      Basic Value and Financial Services Fund each may not:

      1. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude Basic Value from entering into reverse repurchase transactions and dollar rolls, provided that it has an asset coverage of 300% for all borrowings and repurchase commitments pursuant to reverse repurchase transactions and dollar rolls.

      2. Basic Value will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. (Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.)

      3. Act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate or to securities issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing directly in mortgages.

      5. Purchase, hold or deal in commodities or commodities futures contracts except as described in this Statement of Additional Information.

      6. Make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing nonpublicly offered debt securities, or (d) through direct investments in mortgages. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques (including foreign exchange contracts).

      8. Basic Value will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. Financial Services Fund will invest more than 25% of its total assets in securities of companies comprising the financial services industry.

      9. Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of its total assets to be invested in cash and cash items (including receivables), securities issued by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect thereto, securities of other investment companies, other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

      Additional Fundamental Limitations Applicable to Basic Value:

      1. Basic Value will not effect short sales of securities except as described in this Statement of Additional Information.

      2. Basic Value will not purchase or sell puts, calls, options or straddles except as described in this Statement of Additional Information.

      3. Basic Value will not invest more than 10% of its total assets in securities of other investment companies or invest more than 5% of its total assets in securities of any investment company and will not purchase more than 3% of the outstanding voting stock of any investment company.

      4. Basic Value will not purchase, hold or deal in oil, gas or other mineral explorative or development programs.

      5. Basic Value will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      The foregoing limitations may be changed with respect to a Fund by "the vote of a majority of the outstanding voting securities" of that Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

      Non-Fundamental Limitation Applicable to Basic Value:

      Basic Value may not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      With respect to the percentages adopted by each of Basic Value and Financial Services Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the "Borrowing Money" limitation. A Fund may borrow money consistent with this limitation and with the applicable provisions of the 1940 Act.

      For purposes of the diversification requirements described above, Basic Value and Financial Services will treat both the corporate borrower and the financial intermediary as issuers of a loan participation interest. Investments by a Fund in CMOs that are deemed to be investment companies under the 1940 Act will be included in the limitation on investments in other investment companies.

AMERICAN LEADING COMPANIES, BALANCED TRUST AND SMALL-CAP VALUE:

      The following are some of the non-fundamental limitations which American Leading Companies, Balanced Trust and Small-Cap Value currently observe. Each Fund may not:

      1. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with the use of permitted currency futures contracts and options on currency futures contracts; or

      2. Make short sales of securities or maintain a short position, except that the Fund may sell short "against the box". This limit does not apply to short sales and short positions in connection with its use of options, futures contracts and options on futures contracts (No Fund intends to make short sales in excess of 5% of its net assets during the coming year).

      In addition, as a non-fundamental limitation, American Leading Companies may not purchase or sell interest rate and currency futures contracts, options on currencies, securities, and securities indexes and options on interest rate and currency futures contracts, PROVIDED, however, that the Fund may sell covered call options on securities and may purchase options to the extent necessary to close out its position in one or more call options.

      Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of a Fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation.

      Unless otherwise stated, the investment policies and limitations contained in this Statement of Additional Information are not fundamental, and can be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

THE FOLLOWING INFORMATION APPLIES TO VALUE TRUST, TOTAL RETURN TRUST, SPECIAL INVESTMENT TRUST, AMERICAN LEADING COMPANIES, BALANCED TRUST AND SMALL-CAP
VALUE:

      This section supplements the information in the Prospectuses concerning the investments the Funds may make and the techniques they may use. Each Fund, unless otherwise stated, may employ several investment strategies, including but not limited to:

Foreign Securities
------------------

      Each Fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

      The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in liability to the purchaser.

      Since each Fund may invest in securities denominated in currencies other than the U.S. dollar and since each Fund may hold foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by that Fund and gains and losses realized by that Fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

      In addition to purchasing foreign securities, each Fund may invest in ADRs. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of each Fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Each Fund may also invest in GDRs, which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities. Small-Cap Value does not currently intend to invest in foreign securities.

      Although not a fundamental policy subject to shareholder vote, the advisers currently anticipate the Value Trust, Total Return Trust, Special Investment Trust and American Leading Companies will each invest no more than

25% of its total assets in foreign securities. Bartlett currently anticipates that Balanced Trust will not invest more than 10% of its total assets in foreign securities, either directly or through ADRs or GDRs. Small-Cap Value does not currently intend to invest in foreign securities.

Illiquid Securities
-------------------

      Value Trust and Total Return Trust each may invest up to 10% of its net assets in illiquid securities. American Leading Companies, Balanced Trust, Special Investment Trust and Small-Cap Value each may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" are those that cannot be disposed of within seven days for approximately the price at which the Fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days, and restricted securities other than those the adviser to a Fund has determined are liquid pursuant to guidelines established by each Fund's Board of Directors. Due to the absence of an active trading market, a Fund may have difficulty valuing or disposing of illiquid securities promptly.

      Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, or pursuant to an exemption from registration. A Fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

      SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to each Fund, acting pursuant to guidelines established by such Fund's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, restricted securities in each Fund's portfolio may adversely affect that Fund's liquidity.

Debt Securities
---------------

      The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

      Generally, debt securities rated below BBB by S&P, or below Baa by Moody's, and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by Moody's and S&P are bonds on which no interest is being paid and which can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities.

      Lower-rated debt securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during period of rising interest rates. Lower-rated debt securities are also sometimes referred to as "junk bonds."

      The market for lower-rated debt securities has expanded rapidly in recent years. This growth has paralleled a long economic expansion. At certain times in the past, the prices of many lower-rated debt securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those time, the yields on lower-rated debt securities rose dramatically reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuer's financial restructuring or default. There can be no assurance that such declines will not recur.

      The market for lower-rated debt securities is generally thinner and less active than that for higher quality debt securities, which may limit a Fund's ability to sell such securities at fair value. Judgment plays a greater role in pricing such securities than is the case for securities having more active markets. Adverse publicly and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market.

      The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") is included in Appendix A.

      In addition to ratings assigned to individual bond issues, each adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by each Fund's adviser to determine, to the extent possible, that the planned investment is sound.

      If a security rated A or above at the time of purchase by American Leading Companies is subsequently downgraded to a rating below A, LMFA will consider that fact in determining whether to dispose of the security, but will dispose of it if necessary to insure that no more than 5% of net assets are invested in debt securities rated below A. If one rating agency has rated a security A or better and another agency has rated it below A, LMFA may rely on the higher rating in determining to purchase or retain the security on behalf of American Leading Companies. Bonds rated A may be given a "+" or "-" by the rating agency. The Fund considers bonds denominated A, A+ or A- to be included in the rating A.

Preferred Stock
---------------

      Each fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of its adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Convertible Securities
----------------------

      A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

      The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

      Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. American Leading Companies does not intend to purchase any convertible securities rated below BB by S&P or below Ba by Moody's or, if unrated, deemed by LMFA to be of comparable quality. Moody's describes securities rated Ba as having "speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

      If an investment grade security purchased by Value Trust, Total Return Trust or Special Investment Trust is subsequently given a rating below investment grade, LMFA will consider that fact in determining whether to retain that security in that Fund's portfolio, but is not required to dispose of it.

Corporate Debt Securities
-------------------------

      Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for a Fund, its adviser reviews and monitors the creditworthiness of each issuer and issue. The adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

When-Issued Securities
----------------------

      Each Fund may enter into commitments to purchase securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When a Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the Fund does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be longer. Use of this practice would have a leveraging effect on the Fund.

      American Leading Companies does not currently expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 5% of its net assets.

      To meet its payment obligation under a when-issued commitment, a Fund will establish a segregated account with its custodian and maintain cash or appropriate liquid securities, in an amount at least equal in value to that Fund's commitments to purchase when-issued securities.

      A Fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Covered Call Options
--------------------

      Each Fund may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a Fund might write covered call options on securities generally when the adviser believes that the premium received by the Fund will exceed the extent to which the market price of the underlying security will exceed the exercise price. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by a Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund would be obligated to sell the security at less than its market value. A Fund would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. In addition, a Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option.

      If a Fund desires to close out its obligation under a call option it has sold, it will have to purchase an offsetting option. The value of an option position will reflect, among other things, the current market price of the underlying security, futures contract or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. Accordingly, when the price of the security rises toward the strike price of the option, the cost of offsetting the option will negate to some extent the benefit to the Fund of the price increase of the underlying security. For this reason, the successful use of options as an income strategy depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying market or market sector.

      Each Fund may write exchange-traded options. The ability to establish and close out positions on the exchange is subject to the maintenance of a liquid secondary market. Although a Fund intends to write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes on a security, the Fund may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      A Fund will not enter into an options position that exposes it to an obligation to another party unless it owns an offsetting ("covering") position in securities or other options. A Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds, and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed, as marked-to-market daily. Securities positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      As a non-fundamental policy, ALC will not sell a covered call option if, as a result, the value of the portfolio securities underlying all outstanding covered call options would exceed 25% of the value of the equity securities held by the Fund.

Indexed Securities
------------------

      Indexed securities are securities whose prices are indexed to the prices of securities indexes, currencies or other financial statistics. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. The U.S. Treasury recently began issuing securities whose principal value is indexed to the Consumer Price Index (also known as "Treasury Inflation-Protection

Securities"). The funds will only purchase indexed securities of issuers which its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of each fund's investment allocations, depending on the individual characteristics of the securities. Each fund currently does not intend to invest more than 5% of its net assets in indexed securities. Indexed securities may fluctuate according to a multiple of changes in the underlying instrument and, in that respect, have a leverage-like effect on a Fund.

Stripped Securities
-------------------

      Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). Stripped securities are more volatile than other fixed income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds
-----------------

      Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because each Fund is required to pay out substantially all of its income each year, including income accrued on zero coupon bonds, a Fund may have to sell other holdings to raise cash necessary to make the payout. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Closed-end Investment Companies
-------------------------------

      Each fund may invest in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. A Fund will invest in such funds, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

THE FOLLOWING INFORMATION APPLIES TO SPECIAL INVESTMENT TRUST AND SMALL-CAP
VALUE:

Small and Mid-Sized Company Stocks
----------------------------------

      The advisers for Special Investment Trust and Small-Cap Value believe that the comparative lack of attention by investment analysts and institutional investors to small and mid-sized companies may result in opportunities to purchase the securities of such companies at attractive prices compared to historical or market price-earnings ratios, book value, return on equity or long-term prospects. Each Fund's policy of investing primarily in the securities of smaller companies differs from the investment approach of many other mutual funds, and investment in such securities involves special risks. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of smaller companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

      It is anticipated that some of the portfolio securities of either Special Investment Trust or Small-Cap Value may not be widely traded, and that a Fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a Fund to dispose of such securities at prevailing market prices in order to meet redemptions. However, as a non-fundamental policy, Special Investment Trust and Small-Cap Value will not invest more than 15% of their respective net assets in illiquid securities.

      Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of small companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks, I.E., small company stocks may decline in price as the prices of large company stocks rise or vice versa.

THE FOLLOWING INFORMATION APPLIES TO BALANCED TRUST:

Mortgage-Related Securities
---------------------------

      Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest, and in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors such as the Fund. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are backed by various forms of credit, insurance and collateral. They may not extend to the full amount of the pool.

      Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

      All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

      The majority of mortgage-related securities currently available are issued by governmental or government-related organizations formed to increase the availability of mortgage credit. The largest government-sponsored issuer of mortgage-related securities is the Government National Mortgage Association. GNMA certificates ("GNMAs") are interests in pools of loans insured by the Federal Housing Administration or by the Farmer's Home Administration ("FHA"), or guaranteed by the Veterans Administration ("VA"). Fannie Mae and Freddie Mac each issue pass-through securities which are guaranteed as to principal and interest by Fannie Mae and Freddie Mac, respectively.

      The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments, as well as with market interest rates. For example, GNMAs tend to have a longer average life than Freddie Mac participation certificates ("PCs") because there is a tendency for the conventional and privately-insured mortgages underlying Freddie Mac PCs to repay at faster rates than the FHA and VA loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage pre-payments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgaged property and other social and demographic conditions. An increase in mortgage prepayments could cause the Fund to incur a loss on a mortgage-related security that was purchased at a premium. On the other hand, a decrease in the rate of prepayments, resulting from an increase in market interest rates, among other causes, may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates.

      In determining the dollar-weighted average maturity of the fixed income portion of the portfolio, Bartlett, investment adviser to Balanced Trust, will follow industry practice in assigning an average life to the mortgage-related securities of the Fund unless the interest rate on the mortgages underlying such securities is such that Bartlett believes a different prepayment rate is likely. For example, where a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, Bartlett may deem it appropriate to change the projected average life for a Fund's mortgage-related security as a result of fluctuations in market interest rates and other factors.

      Quoted yields on mortgage-related securities are typically based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the average life yield. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Fund. The compounding effect from the reinvestments of monthly payments received by the Fund will increase the yield to shareholders compared to bonds that pay interest semi-annually.

      Like other debt securities, the value of mortgage-related securities will tend to rise when interest rates fall, and fall when rates rise. The value of mortgage-related securities may also change because of changes in the market's perception of the creditworthiness of the organization that issued or guaranteed them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Privately Issued Mortgage-Related Securities
--------------------------------------------

      Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by Freddie Mac, Fannie Mae, or GNMA or by pools of conventional mortgages.

      CMOs are typically structured with two or more classes or series which have different maturities and are generally retired in sequence. Each class of obligations is scheduled to receive periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 obligations are scheduled to be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool.

      Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payments in the former securities, resulting in higher risks.

      The market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.

Municipal Obligations
---------------------

      The municipal obligations in which the Fund may invest include municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Rather than holding such obligations directly, the Fund may purchase a participation interest in a municipal lease obligation from a bank or other third party. A participation interest gives the Fund a specified, undivided pro-rata interest in the total amount of the obligation.

      Municipal lease obligations have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses providing that the governmental user has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

      In determining the liquidity of a municipal lease obligation, Bartlett will distinguish between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond or other investment structure using a municipal lease-purchase agreement as its base. While the former may present special liquidity issues, the latter are based on a well established method of securing payment of a municipal obligation. The Fund's investment in municipal lease obligations and participation interests therein will be treated as illiquid unless Bartlett determines, pursuant to guidelines established by the Board of Directors, that the security could be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the security.

      An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations may be materially and adversely affected.

THE FOLLOWING INFORMATION APPLIES TO VALUE TRUST, TOTAL RETURN TRUST, SPECIAL INVESTMENT TRUST, BALANCED TRUST AND SMALL-CAP VALUE: (SMALL-CAP VALUE DOES NOT CURRENTLY INTEND TO INVEST IN FUTURES AND OPTIONS.)

Value Trust, Total Return Trust, Special Investment Trust and Balanced Trust
----------------------------------------------------------------------------

      Each of these Funds can invest in futures and options transactions, including puts and calls. Because such investments "derive" their value from the value of the underlying security, index, or interest rate on which they are based, they are sometimes referred to as "derivative" securities. Such investments involve risks that are different from those presented by investing directly in the securities themselves. While utilization of options, futures contracts and similar instruments may be advantageous to a fund, if its adviser is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.

      The Funds may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which each invests. For example, a Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's portfolio. To the extent that a Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index would reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. A fund may sell an interest rate futures contract to offset price changes of debt securities it already owns. This strategy is intended to minimize any price changes in the debt securities a Fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contact would be expected to move in the opposite direction from the value of the securities owned by the Fund.

      Each Fund may purchase call options on interest rate futures contracts to hedge against a market advance in debt securities that the Fund plans to advance in debt securities that the Fund plans to acquire at a future date. The purchase of such options is analogous to the purchase of call options on an individual debt security that can be used as a temporary substitute for a position in the security itself. The Funds may purchase put options on stock index futures contracts. This is analogous to the purchase of protective put options on individual stocks were a level of protection is sought below which no additional economic loss would be incurred by the Funds. The Funds may purchase and write options in combination with each other to adjust the risk and return of the overall position. For example, the Funds may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.

      The Funds may purchase put options to hedge sales of securities, in a manner similar to selling futures contracts. If stock prices fall, the value of the put option would be expected to rise and off-set all or a portion of the Fund's resulting losses in its stock holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the costs of the option (in the form of premium and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

      The Funds may write put options as an alternative to purchasing actual securities. If stock prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If stock prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If stock prices fall, the Fund would expect to suffer a loss.

      By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying stock, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, a Fund can expect to suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

      The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, when writing call options the Fund would give up some ability to participate in security price increases.

      The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the advisers in managing the Funds' portfolios. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the adviser is not successful in employing such instruments in managing a Fund's investments or in predicting interest rate changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that a Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that a Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and that a Fund may be unable to close out or liquidate its hedge position. In addition, the Funds will pay commissions and other costs in connection with such investments, which may increase each Fund's expenses and reduce its yield. A more complete discussion of the possible risks involved in transactions in options and futures contracts is contained in the Statement of Additional Information. Each Fund's current policy is to limit options and futures transactions to those described above. The Funds may purchase and write both over-the-counter and exchange-traded options.

      A Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and related options and premiums paid for elated options the Fund has purchased would exceed 5% of the Fund's total assets. A Fund will not purchase futures contracts or related options if, as a result, more than 20% of the Fund's total assets would be so invested. Small-Cap Value does not currently intend to invest in futures and options.

Futures Contracts
-----------------

      Each Fund may from time to time purchase or sell futures contracts. In the purchase of a futures contract, the purchaser agrees to buy a specified underlying instrument at a specified future date. In the sale of a futures contract, the seller agrees to sell the underlying instrument at a specified future date. The price at which the purchase or sale will take place is fixed at the time the contract is entered into. Some currently available contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities such as S&P 500. Futures contracts can be held until their delivery dates, or can be closed out before then, if a liquid secondary market is available. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the party had sold) at the current price as determined on the futures exchange.

      As the purchaser or seller of a futures contract, a Fund would not be required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, the Fund would be required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 10% or less of the value of the futures contract. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin is in the nature of a good faith deposit or performance bond, and would be returned to that Fund when the futures position is terminated, after all contractual obligations have been satisfied. Initial margin may be maintained either in cash or appropriate liquid securities.

      The value of a futures contract tends to increase and decrease with the value of the underlying instrument. The purchase of a futures contract will tend to increase exposure to positive and negative price fluctuations in the underlying instrument in the same manner as if the underlying instrument had been purchased directly. By contrast, the sale of a futures contract will tend to offset both positive and negative market price changes.

      As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against the Fund, (i.e., the Fund's futures position declines in value), the Fund may be required to make payments to the FCM, and, conversely, the Fund may be entitled to receive payments from the FCM if the value of the Fund's futures position increases. This process is known as "marking-to-market" and takes place on a daily basis. Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligations to or from a clearing organization.

Options on Securities, Indexed Securities and Futures Contracts
---------------------------------------------------------------

      PURCHASING PUT OR CALL OPTIONS. By purchasing a put (or call) option, a Fund obtains the right (but not the obligation) to sell (or buy) the underlying instrument at a fixed strike price. The option's underlying instrument may be a specific security, an indexed security or a futures contract. The option may give the Fund the right to sell (or buy) only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the current market price for the option (known as the option premium).

      A Fund may terminate its position in an option it has purchased by allowing the option to expire, closing it out in the secondary market at its current price, if a liquid secondary market exists, or by exercising it. If the option is allowed to expire, the Fund will lose the entire premium paid.

      WRITING PUT OR CALL OPTIONS By writing a put (or call) option, a Fund takes the opposite side of the transaction from the option's purchaser (or seller). In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument (or to sell or deliver the option's underlying instrument) if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund will be required to make margin payments to an FCM as described above for futures contracts.

      Before exercise, a Fund may seek to terminate its position in an option it has written by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

Over-The-Counter and Exchange-Traded Options
--------------------------------------------

      Each Fund may purchase and write both over-the-counter ("OTC") and exchange-traded options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra-party with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make/take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund, as well as the loss of the expected benefit of the transaction. Currently, options on debt securities are primarily traded on the OTC market. Exchange markets for options on debt securities exist, but the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.

      Value Trust and Total Return Trust each may invest up to 10% and Special Investment Trust, Balanced Trust and Small-Cap Value may invest up to 15% of its assets in illiquid securities. The term "illiquid securities" includes purchased OTC options. Assets used as cover for OTC options written by the Fund also will be deemed illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Cover for Options and Futures Strategies
----------------------------------------

      No Fund will use leverage in its hedging strategies involving options and futures contracts. Each Fund will hold securities, options or futures positions whose values are expected to offset ("cover") its obligations under the transactions. No Fund will enter into hedging strategies involving options and futures contracts that expose the Fund to an obligation to another party unless it owns either (i) an offsetting ("covered") position in securities, options or futures contracts or (ii) has cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. Each Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed. Securities, options or futures contracts used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede the portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Risks of Futures and Related Options Trading
--------------------------------------------

      Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as result from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are subject to the hedge, the hedge will not be fully effective; however, if the price of the securities being hedged has moved in an unfavorable direction, a Fund normally would be in a better position than if it had not hedged at all. If the price of securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

      Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

      Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, a Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, a Fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. A Fund may also be unable to dispose of securities or other instruments being used as "cover" during such a period.

Risks of Options Trading
------------------------

      The success of each Fund's option strategies depends on many factors, the most significant of which is the adviser's ability to assess movements in the overall securities and interest rate markets.

      The exercise price of the options may be below, equal to or above the current market value of the underlying securities or indexes. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

      A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although each Fund intends to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions with respect to OTC options may be effected only by negotiating directly with the other party to the option contract. Although each Fund will enter into OTC options with dealers capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, a Fund may be unable to liquidate or exercise an OTC option, and could suffer a loss of its premium. Also, the contra-party, although solvent, may refuse to enter into closing transactions with respect to certain options, with the result that a Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to that Fund. For example, because each Fund must maintain a covered position with respect to any call option it writes on a security or index, a Fund may not sell the underlying security or currency (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period it is obligated under the option. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      Options on indexes are settled exclusively in cash. If a Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself, and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

      Each Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs.

Additional Limitations on Futures and Options
---------------------------------------------

      As a non-fundamental policy, each Fund will write a put or call on a security only if (a) the security underlying the put or call is permitted by the investment policies of that Fund, and (b) the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold does not exceed 25% of that Fund's net assets.

      Under regulations adopted by the Commodity Futures Trading Commission ("CFTC"), futures contracts and related options may be used by each Fund (a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contacts owned by the Fund, together with the amount of premiums paid by that Fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of that Fund's net assets.

      The foregoing limitations, as well as those set forth in the prospectus regarding each Fund's use of futures and related options transactions, do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options, such as rights, certain debt securities and indexed securities.

      The above limitations on each Fund's investments in futures contracts and options may be changed as regulatory agencies permit. However, each Fund will not modify the above limitations to increase its permissible futures and options activities without supplying additional information, as appropriate, in a current Prospectus or Statement of Additional Information.

Forward Currency Contracts
--------------------------

      Each  Fund  may  use  forward   currency   contracts  to  protect  against
uncertainty in the level of future exchange rates. No Fund will speculate with forward currency contracts or foreign currencies.

      Each Fund may enter into forward currency contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      Each Fund also may use forward currency contracts in connection with portfolio positions to lock-in the U.S. dollar value of those positions or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward currency contract to sell the amount of the former foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

      At or before the maturity date of a forward currency contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward currency contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of such securities in a foreign currency will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver under the forward contract. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs. Each Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. government securities or other appropriate liquid securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. Each Fund will deal only with banks, broker/dealers or other financial institutions which the adviser deems to be of high quality and to present minimum credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities each Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


FOR EACH OF VALUE TRUST, TOTAL RETURN TRUST, SPECIAL INVESTMENT TRUST, BALANCED TRUST AND SMALL-CAP VALUE:


Portfolio Lending
-----------------

      Each Fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. Each Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Each Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. Each Fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

Repurchase Agreements
---------------------

      When cash is temporarily available, or for temporary defensive purposes, each Fund may invest without limit in repurchase agreement and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Funds will enter into repurchase agreements only with financial institutions determined by each Fund's adviser to present minimal risk of default during the term of the agreement based on guidelines established by the Funds' Board of Directors.

      Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The Funds will not enter into repurchase agreements of more than seven days' duration if more than 15% of net assets (with respect to American Leading Companies, Balanced Trust, Special Investment Trust and Small-Cap Value) or more than 10% of net assets (with respect to Value Trust and Total Return Trust) would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund could be delayed or limited. However, each Fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by each Fund's adviser of the creditworthiness of such parties which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

      When a Fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.


THE FOLLOWING INFORMATION APPLIES TO BASIC VALUE AND FINANCIAL SERVICES FUND:

      This section supplements the information in the Prospectuses concerning the investments the Funds may make and the techniques they may use. Each fund, unless otherwise stated, may employ several investment strategies, including, but not limited to:

Illiquid Securities
-------------------

      The portfolio of each fund may contain illiquid securities. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Illiquid securities generally include securities which cannot be sold promptly without taking a reduced price.

      The following securities are considered generally to be illiquid (although if they are liquid they will be treated as such): repurchase agreements and time deposits maturing in more than seven days, options traded in the over-the-counter market, nonpublicly offered securities, stripped collateralized mortgage obligations ("CMOs"), CMOs for which there is no established market, direct investments in mortgages and restricted securities.

      The limitation on a fund's net assets that may be invested in illiquid securities is as follows:

      Basic Value                  10%
      Financial Services           15%

Restricted Securities
---------------------

      Each fund may invest in restricted securities, which are subject to legal or contractual restrictions. Restricted securities may be sold only: in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A. If registration is required, a fund may be obligated to pay all or a part of the registration expense. A considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. The fund may obtain a less favorable price if adverse market conditions were to develop during this period. Rule 144A securities will be treated as liquid to the extent they are determined to be so. To the extent a fund is invested in Rule 144A securities, the level of illiquidity of the fund could increase to the extent qualified buyers become disinterested.

      Basic Value does not intend to invest more than 5% of its net assets in restricted securities.

Option Transactions (for Basic Value only)
-------------------

      The Fund may engage in option transactions involving equity securities, debt securities, futures contracts and stock indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on equity securities, debt securities, futures contracts and stock indexes. The purchaser of an option on an equity security, debt security or futures contract pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security or futures contract. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on equity securities, debt securities or options on futures contracts which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or futures contracts in the case of a call option and that the Fund will segregate with the custodian, high grade liquid debt securities sufficient to purchase the underlying security or futures contracts in the case of a put option. The Fund will also segregate and maintain with its Custodian liquid assets equal to the market value of each put option sold (written) by the Fund on a stock index. In addition, when the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit high grade liquid debt securities in escrow with its Custodian.

      The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a secured put option, it will assume the risk that the price of the underlying security will fall below the exercise price, in which case the Fund may be required to purchase the security at a higher price than the market price of the security. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written.

      The Fund may engage in option transactions involving foreign currencies, foreign stock indexes or futures contracts. A foreign currency option or an option on a futures contract involves either the right or the obligation to buy or sell a specific currency or futures contract at a specific price until the expiration date of the option. A foreign stock index option involves either the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option until the expiration date of the option. The purchaser of an option on a foreign currency or futures contact pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying currency or futures contract. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.

      Options or foreign currencies and futures contracts which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying currency or futures contract in the case of a call option and that the Fund will segregate with is Custodian liquid assets sufficient to purchase the underlying currency or futures contact in the case of a put option. The Fund will also segregate and maintain with its Custodian high grade liquid assets equal to the market value of each put option sold (written) by the Fund on a stock index. In addition, when the Fund writes options, it may be required to maintain a margin account, to pledge the underlying currency, futures contract or U.S. government obligations, or to deposit high grade liquid assets in escrow with its Custodian.

      There is no restriction on the percentage of the Fund's total assets which may be committed to transactions in options (except options on futures contracts). However, the SEC considers over-the-counter options to be illiquid. Therefore, the Fund will not engage in an over-the-counter option transaction if such transaction would cause the value of such options purchased by the fund and the assets used to cover such options written by the fund, together with the value of other illiquid securities to exceed 10% of its net assets.

Hedging Transactions (for Basic Value only)
--------------------

      (1)   U.S. Securities

      The Fund may hedge all or a portion of its portfolio investments through the use of options, futures contacts and options on futures contracts. The objective of a hedging program is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security by acquiring the right or option to purchase or sell a fixed amount of the security at a future date. For example, in order to hedge against an anticipated rise in interest rates that might cause the value of the Fund's portfolio securities to decline, the Fund might sell interest rate futures contracts. When hedging of this character is successful, any depreciation in the value of the hedged portfolio securities will be substantially offset by an increase in the Fund's equity in the interest rate futures position. Alternatively, an interest rate futures contract may be purchased when the Fund anticipates the future purchase of a security but expects the rate of return then available in the securities market to be less favorable than rates currently available in the futures markets.

      There is no assurance that the objective of the hedging program will be achieved, since the success of the program will depend on Bartlett's ability to predict the future direction of stock prices or interest rates and incorrect predictions Bartlett may have an adverse effect on the Fund. In this regard, it should be noted that the skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks. Bartlett is registered as a commodity trading advisor with the Commodity Futures Trading Commission ("CFTC"), is a member of the National Futures Association and has prior experience in the use of options, futures contracts and options on future contracts.

      The hedging strategy involves the use of one or more techniques, including buying and selling options (described above), futures contracts and options on such futures contracts. A futures contract is a binding contractual commitment which involves either (a) the delivery and payment for a specified amount of securities or currency at a price agreed upon at the time the contract is entered into but with actual delivery made during a specified period in the future, or (b) the payment or receipt of payments representing, respectively, the loss or gain of a specified group of stocks or market index. The securities or currency underlying the contract may be government or corporate bonds (an interest rate futures contract), foreign currency (a foreign currency futures contract) or a group of stocks such as a popular market index (a stock index futures contact). Interest rate futures contracts are currently available in standardized amounts on government obligations (such as U.S. Treasury bills, notes, and bonds), Government National Mortgage Association ("GNMA") certificates, corporate bonds, domestic certificates of deposit and Eurodollar certificates of deposit. It is expected that other financial instruments will at later dates be subject to other futures contacts. As new futures contracts are developed and offered to investors, Bartlett will, consistent with the Fund's investment objectives and policies, consider making investments in such new futures contracts. Ordinarily the Fund will enter into interest rate futures contracts to hedge its investments in fixed income securities such as preferred stocks and money market obligations, stock index futures contracts to hedge its investments in common stocks and foreign currency futures contracts to hedge currency risks associated with investments in foreign securities.

      Futures contracts are traded on exchanges licensed and regulated by the CFTC. Interest rate futures contracts are principally traded on the Chicago Board of Trade and International Monetary market. Stock index futures contracts are principally traded on the New York Futures Exchange, Chicago Mercantile Exchange, Kansas City Board of Trade, New York Stock Exchange and Chicago Board of Trade. The Fund will be subject to any limitations imposed by these boards of trades and exchanges with respect to futures contracts trading and positions. A clearing corporation associated with the particular exchange assumes responsibility for all purchases and sales and guarantees delivery and payment on the contracts. Although most futures contracts call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before settlement date without the making or taking of delivery. Closing out is accomplished by entering into an offsetting transaction, which may result in a profit or a loss. There is no assurance that the Fund will be able to close out a particular futures contract.

      (2)   International Securities

      In general, the strategies and risks associated with hedging portfolio investments in international securities are similar to those involved in hedging U.S. securities, but have some differences.

      The Fund may hedge the international securities in its portfolio by engaging in futures contracts transactions involving foreign currencies or stock indexes. A foreign currency futures contract is a binding contractual commitment which involves either the delivery or payment for a specified period in the future. A foreign stock index futures contract involves either the payment or receipt of payments, representing, respectively, the loss or gain of a specified group of stocks or market index. Ordinarily the Fund would enter into foreign stock index futures contracts to hedge its investments in foreign common stocks and foreign currency futures contracts to hedge currency risk associated with investments in foreign securities.

      There is no assurance that the objective of any hedging strategy used by the Fund will be achieved, since the success of the strategy will depend on Bartlett's ability to predict the future direction of the relevant currency, stock index or futures contract and incorrect predictions by Bartlett may have an adverse effect on the Fund The forecasting of currency market movement is extremely difficult and whether a hedging strategy involving foreign currency transactions will be successful is highly uncertain. In addition, it should be noted that the skills and techniques necessary to predict movements in a stock index are different from those needed to predict price changes in individual stocks.

      Futures contracts are traded on exchanges licensed and regulated by the CFTC and analogous foreign regulatory agencies. The Fund will be subject to any limitations imposed by the exchanges with respect to futures contracts trading and positions. A clearing corporation associated with the particular exchange assumes responsibility for all purchases and sales and guarantees delivery and payment on the contracts. Although foreign currency futures contracts call for actual delivery or acceptance of the currency, in most cases the contracts are closed out before settlement date without the making or taking of delivery. Closing out is accomplished by entering into an offsetting transaction, which may result in a profit or a loss. There is no assurance that the Fund will be able to close out a particular futures contract or that a liquid secondary market will exist for any particular futures contract at any specific time.

      Futures contracts transactions entail some risks. For example, it is possible that the futures contracts selected by the Fund will not follow the price movement of the underlying currency or stock index. If this occurs, the hedging strategy may not be successful. Further, if the Fund sells a stock index futures contract and is required to pay an amount measured by any increase in the index, it will be exposed to an indeterminate liability. In addition, a liquid secondary market may not exist for any particular futures contract at any specific time.

      (3)  Risks of Hedging Strategies

      A hedging strategy involving options and futures contracts entails some risks. For example, the total premium paid for an option on a futures contract may be lost if the Fund does not exercise the option or the writer does not perform his obligations. It is also possible that the futures contracts selected by the Fund will not follow the price movement of the underlying securities, currencies or stock index. If this occurs, the hedging strategy may not be successful. Further, if the Fund sells a stock index futures contract and is required to pay an amount measured by any increase in the market index, it will be exposed to an indeterminate liability. In addition, a liquid secondary market may not exist for any particular option or futures contract at any specific time.

      The Fund will incur transactional costs in connection with the hedging program. When the Fund purchases or sells a futures contract, an amount of cash and liquid assets will be deposited in a segregated account with the Custodian to guarantee performance of the futures contract. The amount of such deposits will depend upon the requirements of each exchange and broker and will vary with each futures contract. Because open futures contract positions are marked-to-market and gains and losses are settled on a daily basis, the Fund may be required to deposit additional funds in such a segregated account if it has incurred a net loss on its open futures contract positions on any day.

      The Fund has filed a supplemental notice of eligibility with the CFTC to claim relief from regulation as a commodity "pool" within the meaning of the CFTC's regulations. In its filing, the Fund has represented that its transactions in futures contracts and options on futures contacts will constitute bona fide hedging transactions within the meaning of such regulations and that the Fund will enter into commitments which require as deposits for initial margin for futures contracts or premiums for options on futures contracts no more than 5% of the fair market value of its total assets.

      The Fund may not purchase or sell futures contacts or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, the Fund may not enter into transactions involving futures contracts and related options if such transactions would result in more than 5% of the fair market value of the fund's assets being deposited as initial margin for such transactions.

Concentration
-------------

      Financial Services Fund will not invest more than 25% or more of its total assets in a particular industry other than the financial services industry.

Forward Contracts
-----------------

      A fund may wish to lock on the U.S. dollar value of a transaction at or near the time of the purchase or sale at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the foreign security is denominated. To do this, a fund may enter into a forward contract, which involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contacts are traded directly between currency traders (usually large commercial banks) and their customers.

      When it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the U.S. dollar value of the portfolio, a fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of that fund's portfolio securities denominated in such foreign currency. This is known as portfolio hedging. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.

      The funds may also employ forward contracts to hedge against an increase in the value of the currency in which the securities a fund intends to buy are denominated. A fund may also hedge its foreign currency exchange rate risk by engaging in currency futures contracts and options transactions. No fund will engage in foreign currency transactions for speculative purposes.

Repurchase Agreements
---------------------

      Each fund may enter into repurchase agreements. In a repurchase agreement transaction, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price and date. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a fund could experience both delays in liquidating the underlying security and losses.

Forward Commitments, Reverse Repurchase Agreements and Dollar Rolls
-------------------------------------------------------------------

      Basic Value may purchase or sell securities on a "forward commitment" basis, including purchases on a "when-issued" basis, a "when, as and if issued" basis and a "to be announced" basis. The Fund may invest no more than 5% of its net assets in forward commitments. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a "when, as and if issued" transaction, the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. In a "to be announced" transaction, the Fund has committed to purchase or sell securities for which all specific information is not yet known at the time of the trade, particularly the face amount in GNMA securities transactions.

      The use of forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. Forward commitment securities may be sold prior to the settlement date, but the Fund will enter into forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. Any significant commitment of the Fund's assets to the purchase of securities on a forward commitment basis may increase the possibility that its net asset value will fluctuate. In addition, if the Fund chooses to dispose of the right to receive or deliver a forward commitment security prior to the settlement date, it may incur a gain or loss. Purchases of forward commitment securities also involve a risk of loss if the value of the securities declines prior to the settlement date or if the seller fails to deliver after the value of the securities has risen.

      The Fund will direct State Street to place cash or U.S. government obligations in a separate account in an amount equal to the commitments of the Fund to purchase securities as a result of its forward commitment obligations. With respect to forward commitments to sell securities, the Fund will direct State Street to place the securities in a separate account. The Fund will direct State Street to segregate such assets for "when, as and if issued" commitments only when it determines that issuance of the security is probable.

      Basic Value may enter into reverse repurchase agreements but may invest no more than 5% of its net assets in such transactions. Reverse repurchase agreements involve sales of portfolio securities by a Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield.

      In connection with each reverse repurchase agreement, the Fund will direct State Street to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

      Basic Value also may enter in dollar roll transactions with certain broker/dealers and banks but may invest no more than 5% of its net assets in such transactions. For all purposes (including borrowing restrictions) the Fund treats dollar roll transactions as reverse repurchase agreements. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities combined with a commitment to purchase similar (although not identical) securities at a future date at the same price. The Fund would receive a fee for entering into the commitment to purchase. The principal risk of dollar roll transactions is that if the broker/dealer or bank to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase similar securities may be restricted. Similarly, the value of the securities may change adversely over the term of the dollar roll transaction and the securities that the Fund is required to repurchase may be worth less than the securities originally held by the Fund. Finally, the return earned by the Fund with the proceeds of a dollar roll transaction may not exceed transaction costs.

      When a separate account is maintained in connection with forward commitment transactions to purchase securities or reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase or repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

      Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of a Fund until Bartlett determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

      Securities purchased on a forward commitment basis, securities subject to reverse repurchase agreements and the securities held in each Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has purchased securities on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

Short Sales (for Basic Value only)
-----------

      Basic Value may sell a security short in anticipation of a decline in the market value of the security. The Fund may invest no more than 5% of its net assets in short sales. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

      In connection with its short sales, the Fund will be required to maintain a segregated account with State Street of cash or high grade liquid debt assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is fundamental, although the particular practices followed with respect to short sales, such as the percentage of the Fund's assets which may be deposited as collateral or allocated to the segregated account, are not deemed fundamental and may be changed by the Board of Directors without the vote of the Fund's shareholders.

      When Basic Value borrows a security in connection with a short sale, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. The proceeds of the short sale will be retained by the lender or its broker, to the extent necessary to meet margin requirements, until the short position is closed out by delivery of the underlying security.

Short Sales Against the Box (for Basic Value only)
---------------------------

      Basic Value may make short sales "against the box." Short sales "against the box" are truncations, similar to those described above, in which a security identical to one owned by the Fund is borrowed and sold short. The Fund may not invest more than 5% of its net assets in short sales "against the box."

Emerging Market Securities
--------------------------

      Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gain, the ongoing and indeterminate nature of the foregoing risk (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

      To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a Fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to a Fund. In such a case, a Fund's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a Fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other government entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a Fund's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

      Many emerging market countries have little experience with the corporate form of business organization, and may not have well developed corporation and business laws or concepts of fiduciary duty in the business context.

      The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.

      Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

      The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund's portfolio securities in such markets may not be readily available.

Securities in the Financial Services Industry (for Financial Services only)
---------------------------------------------

      Companies in the financial services industry include regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, government sponsored agencies, financial conglomerates and foreign banking and financial services companies.

      The financial services industry is currently undergoing relatively rapid change as existing distinctions between financial service segments becomes less clear. For instance, recent business combinations in the U.S. have included insurance, finance, banking and/or securities brokerage under single ownership. Moreover, the federal laws generally separating commercial and investment banking are being studied actively by Congress. The services offered by banks may expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increase competition may also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks.

      Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

      Finance companies can be highly dependent upon access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a finance company's financial condition or prospects, could adversely affect its business.

      Insurance companies are likewise subject to substantial governmental regulation, predominately at the state level, and may be subject to severe price competition. The performance of the Fund's investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity, and marketing competition. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risk, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

      Companies engaged in stock brokerage, commodity brokerage, investment banking, investment management, or related investment advisory services are closely tied economically to the securities and commodities markets and can suffer during a decline in either. These companies also are subject to the regulatory environment and changes in regulations, pricing pressure and the availability of funds to borrowing and interest rates.

ADRs and EDRs
-------------

      American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar securities convertible into securities of foreign companies provide a means for investing directly in foreign equity securities. ADRs are receipts typically issued by a European bank evidencing ownership of the underlying foreign securities. To the extent an ADR or EDR is issued by a bank unaffiliated with the foreign company issuer of the underlying security, the bank has no obligation to disclose material information about the foreign company issuer. Each fund may invest in ADRs and EDRs.

Corporate Debt Securities
-------------------------

      Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Any Fund may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

Government Obligations and Related Securities
---------------------------------------------

      U.S. government obligations include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S.
Government or by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities and securities issued by the GNMA and Small Business Administration are backed by the "full faith and credit" of the U.S. Government. Other U.S. government obligations may or may not be backed by the "full faith and credit" of the U.S. In the case of securities not backed by the "full faith and credit" of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation (such as the Federal Farm Credit System, the Federal Home Loan Banks, Fannie Mae and Freddie Mac for ultimate repayment and may not be able to assert a claim against the

U.S. itself in the event the agency or instrumentality does not meet its commitments.

      Participation interests in U.S. government obligations are pro rata interests in such obligations which are generally underwritten by government securities dealers. Certificates of safekeeping for U.S. government obligations are documentary receipts for such obligations. Both participation interests and certificates of safekeeping are traded on exchanges and in the over-the-counter market.

      Each Fund may invest in U.S. government obligations and related participation interests. In addition, each Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. government obligations. Such obligations are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Custodial receipts generally are not considered obligations of the U.S. government for purposes of securities laws. The Funds will consider all interest-only or principal-only fixed income securities as illiquid.

Municipal Obligations
---------------------

      Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. Each Fund may invest no more than 5% of its net assets in municipal obligations (including participation interests). Municipal obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Tax-exempt notes generally are used to provide short term capital needs and generally have maturities of one year or less. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

      The two principal classifications of municipal obligations are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

Zero Coupon and Pay-in-Kind Bonds
---------------------------------

      Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. A Fund may invest no more than 5% of its net assets in zero coupon bonds or pay-in-kind bonds, respectively. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though zero coupon and pay-in-kind bonds do not pay current interest in cash, a Fund holding those bonds is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, such a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Mortgage-Related Securities
---------------------------

      Each fund may invest no more than 5% of its net assets in mortgage-related securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates.

      Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through" because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, Bartlett determines that the securities are appropriate investment for the Fund.

      Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation ("CMO"). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers and government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses. Each Fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. Each Fund may also invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

      Each Fund's sub-adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages). As new types of mortgage-related securities are developed and offered to investors, the sub-adviser will, consistent with a Fund's investment objective and policies, consider making investments in such new types of securities. The Prospectuses will be amended with any necessary additional disclosure prior to that Fund investing in such securities.

      The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the Fund was at a discount from par). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the Fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

      Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. No Fund will purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the adviser and/or the respective sub-adviser deems to be illiquid pursuant to criteria established by the Board of Directors if, as a result, more than 10% of the value of the Fund's net assets would be invested in such illiquid securities and investments. Government-related organizations which issue mortgage-related securities include GNMA, Fannie Mae and Freddie Mac. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

Direct Investment in Mortgages
------------------------------

      Mortgage-related securities include investments made directly in mortgages secured by real estate. When a Fund makes a direct investment in mortgages, the Fund, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the Fund. Direct investments in mortgages are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans.") The vendor of such mortgages receives a fee from the purchaser for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Each Fund will invest in such mortgages only if the sub-adviser has determined through an examination of the mortgage loans and their originators that the purchase of the mortgages should not present a significant risk of loss to the Fund.

Loan Participation Interests (for Basic Value only)
----------------------------

      Basic Value may invest no more than 5% of its net assets in loan participation interests. Loan participation interests are interests in debt obligations (such as corporate loans) that are owned by banks or other financial institutions. Loan participation interests are subject to the credit risks generally associated with the corporate borrower; however, certain loan participation interests may be backed by irrevocable letters of credit or a guarantee of the bank or financial institution. Certain loan participation interests may carry demand features that permit the Fund to sell the obligations back to the financial intermediaries for the full amount of the Fund's interest in the debt obligation plus accrued interest upon short notice at any time or prior to specific dates. In the event of a default by the corporate borrower, the Fund may be required to assert its rights through the financial intermediary which may subject the Fund to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the bank or financial institution (rather than of the corporate borrower), so that the Fund may also be subject to the risk that the financial intermediary may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the financial intermediary. Loan participation interests which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid and the Fund's investment in such interests would be limited to the extent that it is not permitted to invest more than 10% of the value of its net assets in illiquid investments.

Asset-Backed and Receivable-Backed Securities (for Basic Value only)
---------------------------------------------

      Basic Value is permitted to invest in asset-backed and receivable-backed securities. The Fund may invest no more than 5% of its net assets in asset-backed securities and receivable-backed securities, respectively. Several types of asset-backed and receivable-backed securities are available to investors, including CARs(SM) (Certificates for Automobile Receivable(SM)) and interests in pools of credit card receivables. CARs(SM) represent a pool (the "Pool") of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed through monthly to certificate holders. Such payments may be guaranteed up to certain amounts for a certain time period by a letter of credit issued by a financial institution unaffiliated with the Pool. Early prepayment of principal on the underlying vehicle sales contracts may reduce the overall return to an investor. If the letter of credit is exhausted and if the full amount of the underlying sales contract is not repaid, certificate holders may experience losses on CARs(SM) or delays in payment. Certificates representing pools of credit card receivables have characteristics similar to CARs(SM), however, the underlying receivables are not secured.

      Consistent with the Fund's investment objective and subject to the review and the approval of the Board of Directors, Basic Value also may invest in other types of asset-backed and receivable-backed securities. The Prospectuses will be amended with any necessary additional disclosure prior to the Fund investing in such securities.

Floating and Variable Rate Obligations
--------------------------------------

      Fixed income securities may be offered in the form of floating and variable rate obligations. Each Fund may invest no more than 5% of its net assets in floating and variable rate obligations, respectively. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values.

      A Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of the Fund's portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. A Fund's investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 10% of the value of its net assets in illiquid investments.

Structured Securities (for Basic Value only)
---------------------

      Basic Value may invest no more than 5% of its net assets in structured securities which are derived from securities that are issued by U.S. government agencies and are denominated in U.S. dollars. These short maturity notes differ from traditional government agency securities in that the return (principal and/or interest) is linked to the performance of a diversified array of financial indices.

      An investment in structured securities entails risks not associated with investments in conventional debt securities. However, the Fund used these securities only as a hedge or to protect its portfolio against rising interest rates. Structured securities are privately issued securities, although they are traded in the secondary market. The secondary market for such securities is affected by factors independent of the creditworthiness of the issuer and the value of the index, such as the volatility of the index, time remaining to maturity and the amount of such securities outstanding.

Loans of Portfolio Securities
-----------------------------

      Each  fund  may  make  short-and   long-term   loans  of  their  portfolio
securities. Under an authorized lending policy, the borrower must agree to maintain collateral, in the form of cash or U.S. Government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loan securities.

      The Funds will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Directors determines to be serious. There is a risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral.

      No loans will be made if, as a result, the aggregate amount of such loans would exceed 25% of a Fund's total assets.

Investment Companies
--------------------

      Each Fund is permitted to invest in other investment companies. A Fund will not: (a) invest more than 10% of its total assets in securities of other investment companies; (b) invest more than 5% of its total assets in securities of any investment company; and (c) purchase more than 3% of the outstanding voting stock of any investment company.

      If a Fund acquires securities of another investment company, you may be subject to duplicative management fees.

Bond Ratings
------------

      Each Fund may invest in debt obligations (such as corporate debt securities and municipal obligations) in any rating category of the recognized rating services, including issues that are in default, and may invest in unrated debt obligations. Most foreign debt obligations re not rated.

      Generally, investments in securities in the lower rating categories or comparable unrated securities provide higher yields but involve greater price volatility and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P") (commonly know as "junk bonds"), are below investment grade and have speculative characteristics, and those in the lowest rating categories are extremely speculative and may be in default with respect to payment of principal and interest. Each Fund does not intend to invest more than 5% of its net assets in securities rated below investment grade.

      Lower ratings reflect a greater possibility that an adverse change in financial condition will affect the ability of the issuer to make payments of principal and interest than is the case with higher grade securities. In addition, lower-rated securities will also be affected by the market's perceptions of their credit quality and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities  and  may do so in the  future,  especially  in the  case  of  highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules require that savings and loan associations gradually reduce their holdings of high yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for securities with higher ratings. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their face value to meet redemption requests or to respond to changes in the market.

      Although the above risks apply to all lower-rated securities, the investment risk increases when the rating of the security is below investment grade. The lowest-rated securities (D by S&P and C by Moody's) are regarded as having extremely poor prospects of ever attaining any real investment standing and, in fact, may be in default of payment of interest or repayment of principal. To the extent a Fund invests in these lower-rated securities, the achievement of its investment objective may be more dependent on Bartlett's and/or Gray, Seifert's own credit analysis than in the case of a Fund investing in higher-rated securities.

      Each Fund may invest in securities which are in lower rating categories or are unrated if Bartlett and/or Gray, Seifert determines that the securities provide the opportunity of meeting the Fund's objective without presenting excessive risk. Bartlett and/or Gray, Seifert will consider all factors which it deems appropriate, including ratings, in making investment decisions for a Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. While Bartlett and/or Gray, Seifert may refer to ratings, they do not rely exclusively on ratings, but make their own independent and ongoing review of credit quality.

Portfolio Turnover
------------------

      Basic Value and Financial Services Fund each anticipates that in the future its portfolio turnover rate will not exceed 100%. The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. High portfolio turnover rates (100% or more) will involve corresponding greater transaction costs which will be borne directly by a Fund. It may also increase the amount of short-term capital gains realized by a Fund and thus may affect the tax treatment of distributions paid to shareholders, because distributions of net short-term capital gains are taxable as ordinary income. Each Fund will take these possibilities into account as part of its investment strategies. It is expected that the portfolio turnover for Financial Services Fund will be low to moderate.


                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal tax considerations affecting each Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might apply to them.

General
-------

      For federal tax purposes, each Fund is treated as a separate corporation. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and any net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If any fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by each Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Dividends and Other Distributions
---------------------------------

      Dividends and other distributions declared by a Fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from each Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed the aggregate dividends received by that Fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by any Fund do not qualify for the dividends-received deduction.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

Passive Foreign Investment Companies
------------------------------------

      Each  Fund  may  invest  in  the  stock  of  "passive  foreign  investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO
RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


      Each Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.


Options, Futures, Forward Currency Contracts and Foreign Currencies
-------------------------------------------------------------------

      The use of hedging instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses each Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options derived by American Leading Companies, or from options, futures and forward currency contracts derived by each other Fund, with respect to its business of investing in securities or foreign currencies -- will qualify as permissible income under the Income Requirement.

      Certain futures and foreign currency contracts in which a Fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of each taxable year other than contracts with respect to which the Fund has made a "mixed straddle election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and sixty percent of any net realized gain or loss on section 1256 contracts actually sold by the Fund during the year will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

      When a covered call option written (sold) by a Fund expires, the Fund realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, the Fund realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when the option was written exceeds or is less than the basis of the underlying security.

      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      To the extent a fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Each Fund offers two classes of shares, known as Primary Shares and Navigator Shares. Basic Value and Financial Services Fund each also offer a third class of shares: Class A shares. Primary Shares and Class A shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Navigator Shares are currently offered for sale only to Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients, to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, to clients of Bartlett & Co. who, as of December 19, 1996 were shareholders of Bartlett Short-Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary, Class Y shareholders of Bartlett Value International Fund, Bartlett Basic Value Fund, Bartlett Europe Fund or Bartlett Financial Services Fund on _________, 1999, to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates, and to certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999. Navigator Shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Shares and Class A shares are available to all other investors.

Future First Systematic Investment Plan and Transfer of Funds from Financial
----------------------------------------------------------------------------
Institutions
------------

      If you invest in Primary Shares or Class A shares, the Prospectus for those shares explains that you may buy Primary Shares or Class A through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Shares or Class A shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), each Fund's transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

      Investors in Primary Shares may also buy Primary Shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of a Fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476


If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan
--------------------------


      If you own Primary Shares or Class A shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in your account must be automatically reinvested in the applicable class of shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. Each Fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.


      Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

      Ordinarily, you should not purchase additional shares of the Fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No Fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption
--------------------------------------

      The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by a Fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the Fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of each Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      Each Fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. Each Fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the Fund's shareholders as a whole.


      Class A shares that were purchased pursuant to the front-end sales charge waiver on purchases of $1 million or more and are redeemed within one year of their purchase are subject to a CDSC of 1.00% of the shares' net asset value at the time of purchase or redemption, whichever is less.


                            VALUATION OF FUND SHARES

      Net asset value of a Fund share is determined daily for each Class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the appropriate Fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of each Class, and the current market value of options sold by a Fund will be subtracted from net assets of each Class.

                             PERFORMANCE INFORMATION


      The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in each Fund at commencement of operations of each class of Fund shares. The tables assume that all dividends and other distributions are reinvested in each respective Fund. They include the effect of all charges and fees applicable to the respective class of shares the Fund has paid. (There are no fees for investing or reinvesting in the Funds imposed by the Funds, and there are no redemption fees other than those described above for Class A shares.) They do not include the effect of any income tax that an investor would have to pay on distributions. Performance data is only historical, and is not intended to indicate any Fund's future performance.

      Financial Services Fund commenced operations on November 16, 1998; therefore no performance information is provided for this fund.

VALUE TRUST:

PRIMARY SHARES
--------------


                   Value of Original     Value of Shares
                   Shares Plus Shares    Acquired Through
                   Obtained Through      Reinvestment of
Fiscal Year        Reinvestment of       Income Dividends            Total Value
                   Capital Gain
                   Distributions
--------------------------------------------------------------------------------

1983*              $ 16,160              $    241                        $16,401

1984                 18,870                   555                         19,425

1985                 23,583                 1,100                         24,683

1986                 32,556                 1,954                         34,510

1987                 35,503                 2,421                         37,924


1988                 32,268                 2,461                         34,729


1989                 37,650                 3,459                         41,109

1990                 39,891                 4,399                         44,290


1991                 37,701                 5,313                         43,014


1992                 44,210                 7,204                         51,414

1993                 50,184                 8,819                         59,003


1994                 52,789                 9,548                         62,337

1995                 57,817                10,610                         68,427


1996                 82,356                14,870                         97,226


1997                110,379                19,502                        129,881



1998                172,947                28,814                        201,761

1999                259,794                42,708                        302,502


--------------------------------------------------------------------------------
* April 16, 1982 (commencement of operations) to March 31, 1983.

NAVIGATOR SHARES
----------------


                   Value of Original     Value of Shares
                   Shares Plus Shares    Acquired Through
                   Obtained Through      Reinvestment of
Fiscal Year        Reinvestment of       Income Dividends            Total Value
                   Capital Gain
                   Distributions
--------------------------------------------------------------------------------

1995*              $ 10,805               $     6                        $10,811

1996                 15,249                   268                         15,517

1997                 20,323                   619                         20,942

1998                 31,713                 1,146                         32,859

1999                 48,038                 1,688                         49,726

* December 1, 1994 (commencement of operations) to March 31, 1995.

      With respect to Primary Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $146,180, and the investor would have received a total of $29,223 in distributions. With respect to Navigator Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $39,707, and the investor would have received a total of $4,062 in distributions. If the adviser had not waived certain fees in the 1983-1999 fiscal years, returns would have been lower.

TOTAL RETURN TRUST:

PRIMARY SHARES
--------------


                   Value of Original Shares    Value of Shares
                   Plus Shares Obtained        Acquired Through
                   Through Reinvestment of     Reinvestment of
Fiscal Year        Capital Gain Distributions  Income Dividends     Total Value
--------------------------------------------------------------------------------

1986*              $10,780                             -                 $10,780

1987                11,673                        $  211                  11,884


1988                10,295                           380                  10,675

1989                11,690                           603                  12,293


1990                11,875                           846                  12,721


1991                11,499                         1,216                  12,715

1992                13,885                         1,830                  15,715

1993                16,234                         2,605                  18,839

1994                16,637                         3,064                  19,701

1995                16,593                         3,482                  20,075

1996                21,342                         5,194                  26,536

1997                26,102                         6,890                  32,992

1998                37,430                         9,565                  46,995


1999                34,742                         8,903                  43,175


* November 21, 1985 (commencement of operations) to March 31, 1986.

NAVIGATOR SHARES
----------------


                   Value of Original     Value of Shares
                   Shares Plus Shares    Acquired Through
                   Obtained Through      Reinvestment of
Fiscal Year        Reinvestment of       Income Dividends            Total Value
                   Capital Gain
                   Distributions
--------------------------------------------------------------------------------

1995*               $10,203                $160                          $10,363

1996                 13,106                 668                           13,774

1997                 15,989               1,321                           17,310


1998                 22,606               2,311                           24,917


1999                 20,509               2,619                           23,128


* December 1, 1994 (commencement of operations) to March 31, 1995.

      With respect to Primary Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $21,690, and the investor would have received a total of $10,332 in distributions. With respect to Navigator Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $16,643, and the investor would have received a total of $5,056 in distributions. If the adviser had not waived certain fees in the 1986-1995 fiscal years, returns would have been lower.

SPECIAL INVESTMENT TRUST:

PRIMARY SHARES
--------------


                   Value of Original Shares      Value of Shares
                   Plus Shares Obtained Through  Acquired Through
                   Reinvestment of Capital Gain  Reinvestment of           Total
Fiscal Year        Distributions                 Income Dividends          Value
--------------------------------------------------------------------------------

1986*              $11,530                               -               $11,530

1987                13,051                          $   23                13,074

1988                11,107                             113                11,220

1989                12,982                             144                13,126

1990                14,890                             253                15,143

1991                17,777                             615                18,392

1992                21,249                             905                22,154

1993                23,528                             953                24,481

1994                28,511                           1,197                29,708


1995                26,707                           1,108                27,815


1996                34,291                           1,442                35,733


1997                38,345                           1,526                39,871


1998                54,898                           2,070                56,968

1999                64,288                           2,230                66,518


* December 30, 1985 (commencement of operations) to March 31, 1986.

NAVIGATOR SHARES
----------------


                   Value of Original
                   Shares Plus Shares
                   Obtained Through      Value of Shares
                   Reinvestment of       Acquired Through
                   Capital Gain          Reinvestment of
Fiscal Year        Distributions         Income Dividends            Total Value
--------------------------------------------------------------------------------
1995*              $10,481                    -                          $10,481


1996                13,489                $121                            13,610

1997                15,224                 129                            15,353

1998                21,996                 177                            22,173

1999                25,948                 193                            26,141


* December 1, 1994 (commencement of operations) to March 31, 1995.

      With respect to Primary Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $38,820, and the investor would have received a total of $10,646 in distributions. With respect to Navigator Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $21,313, and the investor would have received a total of $3,249 in distributions. If the adviser had not waived certain fees in the 1986-1998 fiscal years, returns would have been lower.

AMERICAN LEADING COMPANIES:

PRIMARY SHARES
--------------


                   Value of Original Shares     Value of Shares
                   Plus Shares Obtained         Acquired Through
                   Through Reinvestment of      Reinvestment of
Fiscal Year        Capital Gain Distributions   Income Dividends     Total Value
--------------------------------------------------------------------------------

1994*              $9,690                           $   24                $9,714

1995               10,180                              140                10,320

1996               12,230                              283                12,513

1997               15,242                              366                15,608

1998               20,658                              442                21,100
1999               24,713                              506                25,219

* September 1, 1993 (commencement of operations) to March 31, 1994.

NAVIGATOR SHARES
----------------


                   Value of Original Shares    Value of Shares
                   Plus Shares Obtained        Acquired Through
                   Through Reinvestment of     Reinvestment of
Fiscal Year        Capital Gain Distributions  Income Dividends      Total Value
--------------------------------------------------------------------------------

1997*              $11,428                     $88                       $11,516

1998                15,602                     110                        15,742

**1999             -------                     -----                     -------

* October 4, 1996 (commencement of operations) to March 31, 1997.
**

      With respect to Primary Shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $20,380, and the investor would have received a total of $3,295 in distributions.


BALANCED TRUST:

PRIMARY SHARES
--------------


                   Value of Original Shares     Value of Shares
                   Plus Shares Obtained         Acquired Through
                   Through Reinvestment of      Reinvestment of
Fiscal Year        Capital Gain Distributions   Income Dividends     Total Value
--------------------------------------------------------------------------------

1997*              $10,160                          $42                  $10,202

1998                12,749                          289                   13,038


1999                12,241                         473                   12,687

* October 1, 1996 (commencement of operations) to March 31, 1997.

      If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $11,980, and the investor would have received a total of $630 in distributions. If the adviser had not waived certain fees in the fiscal years ended March 31, 1997 and 1998, returns would have been lower.

      The table above is based only on Primary Shares of Balanced Trust. As of the date of this Statement of Additional Information, Navigator Shares of Balanced Trust have no performance history of their own.

SMALL-CAP VALUE TRUST:

PRIMARY SHARES
--------------


                   Value of Original Shares     Value of Shares
                   Plus Shares Obtained         Acquired Through
                   Through Reinvestment of      Reinvestment of
Fiscal Year        Capital Gain Distributions   Income Dividends     Total Value
--------------------------------------------------------------------------------

1999*

* June 15, 1998 (commencement of operations) to March 31, 1999.


If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $______________, and the investor would have received a total of $_________________ in distributions.

NAVIGATOR SHARES
----------------


                   Value of Original Shares    Value of Shares
                   Plus Shares Obtained        Acquired Through
                   Through Reinvestment of     Reinvestment of
Fiscal Year        Capital Gain Distributions  Income Dividends      Total Value
--------------------------------------------------------------------------------

1999*

* June 19, 1998 (commencement of operations) to March 31, 1999.


If the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of March 31, 1999 would have been $_______________, and the investor would have received a total of $_____________ in distributions.



BASIC VALUE:

      The average annual total returns of Class A shares of Basic Value for the one, five and ten year periods ended December 31, 1998 were (1.19)%, 14.89% and 12.09%, respectively.

      The following table shows the one year and cumulative rates of total return for the indicated period as well as the value of a $10,000 investment made on May 5, 1983 (the date of the initial public offering of shares), as of the end of the specified period. Sales charges have not been deducted from total returns for the periods ended March 31, 1984 through December 31, 1997. For the year ended December 31, 1998, total returns do reflect the sales charge.

                 Year End                 Value of       Total
     Year       Net Asset    Dividends     $10,000       Return    Total Return
    Ended         Value        Paid     Investments(a)  One Year   Cumulative(b)
--------------------------------------------------------------------------------
  3/31/84(b)     $10.20       $0.46       $10,668     6.68%(b)         6.68%
   3/31/85        10.88        0.75        12,202       14.38%        22.02%
   3/31/86        13.13        1.23        16,194       32.72%        61.94%
   3/31/87        12.96        1.56        18,037       11.38%        80.37%
   3/31/88        12.44        0.36        17,813       -1.24%        78.13%
   3/31/89        12.56        1.71        20,593       15.61%       105.93%
   3/31/90        12.34        1.05        21,930        6.49%       119.30%
   3/31/91        12.60        0.46        23,310        6.29%       133.10%
   3/31/92        13.47        0.36        25,624        9.91%       156.24%
   3/31/93        14.76        0.58        29,268       14.22%       192.69%
   3/31/94        14.89        0.37        30,268        3.42%       202.68%
   3/31/95        15.39        1.30        34,103       12.67%       241.03%
   3/31/96        17.94        1.07        42,306       24.05%       323.06%
   3/31/97        18.33        1.65        47,110       11.36%       371.10%
  12/31/97        18.95        5.16        59,701    33.14%(c)       526.87%
  12/31/98        18.33        1.28        65,042       -1.19%       519.45%


(a) Value at end of fiscal year of $10,000 investment made on May 5, 1983.
(b) Not annualized and from May 5, 1983.
(c) For the nine months ended December 31, 1997.


Total Return Calculations
-------------------------

      Average  annual total return  quotes used in each Fund's  advertising  and
other  promotional  materials  ("Performance   Advertisements")  are  calculated
separately for each Class according to the following formula:

                n
          P(1+T)                   =   ERV
where:    P                        =   a hypothetical initial payment of $1,000
          T                        =   average annual total return
          n                        =   number of years
          ERV                      =   ending redeemable value of a
                                       hypothetical $1,000 payment made at
                                       the beginning of that period

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

      From time to time each Fund may compare the performance of a Class of Shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Funds invest in many securities that are not included in the S&P 500.

      Each Fund may also cite rankings and ratings, and compare the return of a Class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. Each Fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

      Each Fund may compare the investment return of a Class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, Fund shares are not insured, the value of Fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

      Fund advertisements may reference the history of the distributor and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in value investing. With value investing, the adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

      In advertising, each Fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. Each Fund may use other recognized sources as they become available.

      Each Fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

      Each Fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

      Each Fund may also include in advertising biographical information on key investment and managerial personnel.

      Each Fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

      Each Fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $89 billion as of March 31, 1999.

      In advertising, each Fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

      Lipper Analytical Services, Inc., an independent rating service which measures the performance of most U.S. mutual funds, reported that Value Trust's total return of Primary Shares ranked among general equity funds it measured during the one year ended April 30, 1999. For the five years ended April 30, 1999, Value Trust's total return ranked among equity funds and for the ten years ended April 30, 1999, Value Trust's total return ranked among general equity funds. Of course, there can be no assurance that results similar to those achieved by Value Trust in the past will be realized in future periods. Rankings may have been different if the adviser had not waived certain fees during the periods in question.


        TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES AND CLASS A SHARES

      In general, income earned through the investment of assets of qualified retirement plans is not taxed to the beneficiaries of those plans until the income is distributed to them. Class A or Primary Share investors who are considering establishing an IRA, SEP, SIMPLE or other qualified retirement plan should consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in those plans with respect to Class A or Primary Shares through regular payroll deductions may be arranged with a Legg Mason or affiliated financial advisor and your employer. Additional information with respect to these plans is available upon request from any Financial Advisor or Service Provider.

      TRADITIONAL IRA. Certain Class A or Primary Share investors may obtain tax advantages by establishing IRAs. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. A married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SEP, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

      Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Class A shares or Primary Shares through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

      ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

      Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

      EDUCATION IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than the maximum amount allowable under current law (currently $500) may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).


Simplified Employee Pension Plan -- SEP
---------------------------------------

      Legg Mason makes available to corporate and other employers a SEP for investment in Primary Shares or Class A shares.

Savings Incentive Match Plan for Employees - SIMPLE
---------------------------------------------------

      An employer with no more than 100 employees that does not maintain another retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions up to 3% of each such employee's salary or a 2% nonelective contribution.

      Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Primary Share and Class A share investors should consult their plan administrator or tax advisor for further information.

                             MANAGEMENT OF THE FUND

      Each Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Funds and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Funds as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

      RAYMOND A. MASON* [9/28/36], CHAIRMAN OF THE BOARD AND DIRECTOR OF VALUE TRUST, TOTAL RETURN TRUST AND SPECIAL INVESTMENT TRUST; Chairman of the Board and President of Legg Mason, Inc. (financial services holding company); Director of Environmental Elements Corporation (manufacturer of pollution control equipment); Officer and/or Director of various other affiliates of Legg Mason.

      JOHN F. CURLEY, JR.* [7/24/39], PRESIDENT AND DIRECTOR OF VALUE TRUST, TOTAL RETURN TRUST AND SPECIAL INVESTMENT TRUST; CHAIRMAN OF THE BOARD AND DIRECTOR OF INVESTORS TRUST; Retired Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated; Chairman of the Board and Director of three Legg Mason funds; Chairman of the Board, President and Trustee of one Legg Mason fund; Chairman of the Board and Trustee of one Legg Mason fund. Formerly: Director of Legg Mason Fund adviser, Inc. ("LMFA") and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

      RICHARD G. GILMORE [6/9/27], DIRECTOR OF EACH FUND; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of five other Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company; and Director of Finance, City of Philadelphia.

      ARNOLD L. LEHMAN [7/18/44], DIRECTOR OF EACH FUND; . Director of the Brooklyn Museum of Art; Director/Trustee of five other Legg Mason funds.
Formerly: Director of the Baltimore Museum of Art.

      JILL E. McGOVERN [8/29/44], DIRECTOR OF EACH FUND; 400 Seventh Street NW, Washington, DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of five other Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

      T. A. RODGERS [10/22/34], DIRECTOR OF EACH FUND; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting); Director/Trustee of five other Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

      EDWARD A. TABER, III* [8/25/43], DIRECTOR OF EACH FUND; PRESIDENT OF THE TRUST; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of LMFA; President and/or Director/Trustee of four Legg Mason funds.

      The executive officers of the Funds, other than those who also serve as directors, are:

      MARIE K. KARPINSKI* [1/1/49], VICE PRESIDENT AND TREASURER OF EACH FUND; Treasurer of the adviser; Vice President and Treasurer of six other Legg Mason funds; Vice President of Legg Mason.


      W. SHANE HUGHES* [4/24/68], SECRETARY OF INVESTORS TRUST; employee of Legg Mason Wood Walker since May 1997. Formerly: Supervisor, C.W. Amos & Co. (regional public accounting firm) 1990-1996.


      SUSAN L. SILVA* [3/29/67], ASSISTANT SECRETARY OF EACH FUND; Assistant Secretary of one other Legg Mason fund; employee of Legg Mason since January 1994.

      The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers and Dr. McGovern.

      Officers and directors of a Fund who are "interested persons" of the Fund receive no salary or fees from the Fund. Each Director of a Fund who is not an interested person of the Fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of each Fund at December 31, of the previous year.


      [On July 1, 1999, the directors and officers of each Fund beneficially owned in the aggregate less than 1% of that Fund's outstanding shares.]

      [On July 1, 1999, the Legg Mason Profit Sharing Plan and Trust, 7 East Redwood Street, Baltimore, MD 21202 owned of record and beneficially the following percentages of the outstanding shares of the Navigator Classes:

Navigator Class of Value Trust                              %
Navigator Class of Total Return Trust                       %
Navigator Class of Special Investment Trust                 %]

      [On July 1, 1999, Wood County Trust Co, 181 2nd Street South, Wisconsin Rapids, WI 54494, owned of record and beneficially ____% of the outstanding shares of the Navigator Class of Value Trust. As of the same date, State Street Bank & Trust Company, Trustee for the NCR Savings Plan, One Enterprise Drive, North Quincy, MA, owned of record and beneficially ____% of the outstanding shares of the Navigator Class of Value Trust.]

      [As of the same date, SMICO & CO, P.O. Box 307, Smith Center, Kansas 66967, owned of record and beneficially ____% of the outstanding shares of the Navigator Class of American Leading Companies.]

      The  following  table  provides  certain   information   relating  to  the
compensation of the Funds' directors for the fiscal year ended March 31, 1999. None of the Legg Mason funds has any retirement plan for its directors.

COMPENSATION TABLE
------------------



                                             AGGREGATE      AGGREGATE      TOTAL COMPENSATION
               AGGREGATE      AGGREGATE      COMPENSATION   COMPENSATION   FROM EACH FUND
NAME OF        COMPENSATION   COMPENSATION   FROM SPECIAL   FROM           AND FUND COMPLEX
PERSON AND     FROM VALUE     FROM TOTAL     INVESTMENT     INVESTORS      PAID TO
POSITION       TRUST*         RETURN TRUST*  TRUST*         TRUST*         DIRECTORS**
---------------------------------------------------------------------------------------------
Raymond A.
Mason -
Chairman of
the Board
and Director   None           None           None           None           None
---------------------------------------------------------------------------------------------
John F.
Curley, Jr. -
President
and Director   None           None           None           None           None
---------------------------------------------------------------------------------------------
Edward A.
Taber, III -
Director       None           None           None           None           None
---------------------------------------------------------------------------------------------
Richard G.     $3,340         $2,283         $3,340         $2,285         $35,100
Gilmore -
Director
---------------------------------------------------------------------------------------------
Charles F.     $3,340         $2,283         $3,340         $2,285         $25,800
Haugh -
Director (A)
---------------------------------------------------------------------------------------------

COMPENSATION TABLE
------------------


                                             AGGREGATE      AGGREGATE      TOTAL COMPENSATION
               AGGREGATE      AGGREGATE      COMPENSATION   COMPENSATION   FROM EACH FUND
NAME OF        COMPENSATION   COMPENSATION   FROM SPECIAL   FROM           AND FUND COMPLEX
PERSON AND     FROM VALUE     FROM TOTAL     INVESTMENT     INVESTORS      PAID TO
POSITION       TRUST*         RETURN TRUST*  TRUST*         TRUST*         DIRECTORS**
---------------------------------------------------------------------------------------------
Arnold L.      $3,340         $2,283         $3,340         $2,285         $30,600
Lehman -
Director
---------------------------------------------------------------------------------------------
Jill E.        $3,340         $2,283         $3,340         $2,285         $35,100
McGovern -
Director
---------------------------------------------------------------------------------------------
T. A.          $3,340         $2,283         $3,340         $2,285         $35,100
Rodgers-
Director
---------------------------------------------------------------------------------------------


   (A) Mr. Haugh retired as a director in September 1998.

   * Represents fees paid to each director during the fiscal year ended March 31, 1999.

   ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 1998. There are eleven open-end investment companies in the Legg Mason Complex (with a total of twenty funds).

                      THE FUNDS' INVESTMENT ADVISER/MANAGER


      LMFA, a Maryland Corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason, Bartlett and Legg Mason Capital Management, Inc. ("LMCM"). LMFA serves as manager and investment adviser to Value Trust, Total Return Trust, Special Investment Trust and American Leading Companies and as manager to Balanced Trust, Small-Cap Value, Basic Value and Financial Services Fund under separate Management Agreements with each Fund ("Management Agreement"). The Management Agreement for Value Trust originally became effective as of April 19, 1982 and was last approved by the shareholders of Value Trust on July 20, 1984. The Management Agreement for Total Return Trust originally became effective as of August 5, 1985 and was last approved by the shareholders of Total Return Trust on July 17, 1986. The Management Agreement for Special Investment Trust originally became effective as of December 10, 1985 and was last approved by the shareholders of Special Investment Trust on July 17, 1986. The Management Agreement for American Leading Companies originally became effective as of August 2, 1993. The Management Agreement for Balanced Trust became effective on July 31, 1996. The Management Agreement for Small-Cap Value became effective on May 1, 1998. The Management Agreements for Basic Value and Financial Services Fund became effective on September ___, 1999.

      The Management Agreements for each Fund (other than Basic Value and Financial Services Fund) were most recently approved by each Fund's Board of Directors, including a majority of the directors who are not "interested persons" of the Fund or LMFA, on November 13, 1998. The Management Agreements for Basic Value and Financial Services Fund were approved by the Board of Directors on ________, 1999.

      Each Management Agreement provides that, subject to overall direction by the Fund's Board of Directors, LMFA manages or oversees the investment and other affairs of each Fund. LMFA is responsible for managing each Fund consistent with the Fund's investment objective and policies described in its Prospectuses and this Statement of Additional Information. LMFA also is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operation of each Fund; (b) supervise all aspects of each Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to each Fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to each Fund's officers and directors. In addition, LMFA paid Value Trust's, Total Return Trust's and Special Investment Trust's organizational expenses and has agreed to reimburse Value Trust and Special Investment Trust for auditing fees and compensation of those Funds' independent directors. LMFA and its affiliates pay all compensation of directors and officers of each Fund who are officers, directors or employees of LMFA. Each Fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each Fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. Each Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. Each Fund may also have an obligation to indemnify its directors and officers with respect to litigation.


      LMFA receives for its services to each Fund a management fee, calculated daily and payable monthly. LMFA receives from Value Trust and Special Investment Trust a management fee at an annual rate of 1% of the average daily net assets of that Fund for the first $100 million of average daily net assets, 0.75% of average daily net assets between $100 million and $1 billion, and 0.65% of average daily net assets exceeding $1 billion. LMFA receives from Total Return Trust a management fee at an annual rate of 0.75% of the average daily net assets of that Fund. LMFA receives from American Leading Companies a management fee at an annual rate of 0.75% of the average daily net assets of that Fund. LMFA receives from Balanced Trust a management fee at an annual rate of 0.75% of the average daily net assets of that Fund. LMFA receives from Small-Cap Value a management fee at an annual rate of 0.85% of the average daily net assets of that Fund. LMFA receives from Basic Value a management fee at an annual rate of 0.75% of the average daily net assets of that Fund. LMFA receives from Financial Services Fund a management fee at an annual rate of 1.00% of the average daily net assets of that Fund. LMFA has agreed to waive its fees for Total Return Trust, American Leading Companies, Balanced Trust and Small-Cap Value for expenses related to Primary Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of the following amounts: for Total Return Trust and American Leading Companies, 1.95% of average net assets attributable to Primary Shares indefinitely; for Balanced Trust, 1.85% of average net assets attributable to Primary Shares until ____________; for Small-Cap Value, 2.00% of average net assets attributable to Primary Shares until ____________; for Basic Value, 1.90% of average net assets attributable to Primary Shares until May 1, 2000; and for Financial Services Fund, 2.25% of average net assets attributable to Primary Shares until May 1, 2000. LMFA has agreed to waive its fees for Total Return Trust, American Leading Companies, Balanced Trust and Small-Cap Value for expenses related to Navigator Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of the following amounts: for Total Return Trust and American Leading Companies, 0.95% of average net assets attributable to Navigator Shares indefinitely; for Balanced Trust, 1.10% of average net assets attributable to Navigator Shares until ____________; for Small-Cap Value, 1.00% of average net assets attributable to Navigator Shares until ____________; for Basic Value and Financial Services Fund, 0.90% and 1.25%, respectively, of average net assets attributable to Navigator Shares until May 1, 2000. LMFA has agreed to waive its fees for Basic Value and Financial Services Fund for expenses related to Class A shares (exclusive of taxes, interest, brokerage and extraordinary expenses) in excess of the following amounts: for Basic Value, 1.15%, and for Financial Services Fund, 1.50% until May 1, 2000.


      For the fiscal years ended March 31, 1999, 1998 and 1997, management fees of $45,014,441, $24,282,523, and $13,199,924, respectively were received from
Value Trust; $4,952,596, $4,031,818, and $2,404,297, respectively, were received from Total Return Trust; and $11,608,871, $9,875,632, and $7,272,943,
respectively, were received from Special Investment Trust.

      For the fiscal years ended March 31, 1999, 1998 and 1997, LMFA received management fees of $1,655,396, $1,190,729 (prior to fees waived of $69,496), and $643,329 (prior to fees waived of $94,059), respectively, from American Leading Companies.

      For the fiscal years ended March 31, 1999, and 1998 LMFA received management fees of $419,683 (prior to fees waived of $25,964) and $215,415 (prior to fees waived of $83,278) respectively for Balanced Trust. For the period October 1, 1996 (commencement of operations) to March 31, 1997, all management fees were waived by LMFA for Balanced Trust.

      [For the period June 15, 1998 (commencement of operations) to March 31, 1999, LMFA received management fees of $_____________ from Small-Cap Value.]


      Prior to September ____, 1999, Bartlett & Co. served as manager to Basic Value and Financial Services Fund under compensation arrangements substantially similar to those with LMFA. The following table depicts the advisory fees paid by those funds to Barlett for the fiscal years ended December 31, 1998, 1997 and March 31, 1997.

                          DECEMBER 31,   DECEMBER 31,    MARCH 31,    MARCH 31,
                              1998          1997*           1997        1996
Basic Value               $827,068         $889,047     $1,468,801   $1,366,123
Financial Services Fund    $17,081              n/a            n/a         n/a


* Reflects advisory fees paid by Basic Value for the nine months ended December 31, 1997.

      Under each Advisory Agreement or (with respect to Balanced Trust, Small-Cap Value, Basic Value and Financial Services Fund) Management Agreement, each Fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

      Gray, Seifert, 380 Madison Avenue, New York, New York, serves as investment sub-adviser to Financial Services Fund under a Sub-Advisory Agreement dated September ___, 1999 between Gray, Seifert and LMFA ("Financial Services Sub-Advisory Agreement"). The Financial Services Sub-Advisory Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" of the Corporation, LMFA, or Gray, Seifert, on _______, 1999 and by the sole shareholder of Financial Services Fund on
__________, 1999. Prior to September __, 1999, Gray, Seifert served as sub-adviser to the fund under arrangements with Bartlett substantially similar to those with LMFA.

      Gray, Seifert is responsible for providing investment advice to Financial Services Fund in accordance with its investment objective and policies, and for placing orders to purchase and sell portfolio securities pursuant to directors from the Fund's officers. For Gray, Seifert's services to Financial Services Fund, LMFA (not the Fund) pays Gray, Seifert a fee equal to 60% of the fee it receives from the Fund for advisory and administrative services. For the fiscal year ended December 31, 1998, Bartlett & Co. paid $10,249 to Gray, Seifert.

      Under the Financial Services Sub-Advisory Agreement, Gray, Seifert will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Financial Services Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

      The Financial Services Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, by LMFA or by Gray, Seifert, on not less than 60 days' notice to the Fund and/or the other party(ies). The Financial Services

Sub-Advisory Agreement terminates immediately upon any termination of the Management Agreement between Financial Services and LMFA.

      LMCM, 100 Light Street, Baltimore, MD 21202, an affiliate of Legg Mason, also serves as an investment adviser to American Leading Companies pursuant to an Investment Advisory Agreement dated August 2, 1993, between LMCM and LMFA ("Advisory Agreement"). The Advisory Agreement was most recently approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as that term is defined in the 1940 Act) of Investors Trust, LMFA or LMCM, on November 13, 1998. The Advisory Agreement was approved by LMFA, Inc., as the Fund's sole shareholder, on August 2, 1993.

      Under the Advisory Agreement, LMCM may provide the Fund with research and investment advisory services for which LMFA (not the Fund) may pay a fee. Currently, LMCM is not providing any services to the Fund.

      For the fiscal years ended March 31, 1999, 1998 and 1997, LMFA paid $______________, $610,704, and $219,733, respectively, to LMCM on behalf of the
Fund for such services.

      Bartlett, 36 East Fourth Street, Cincinnati, Ohio 45202, an affiliate of Legg Mason, serves as investment adviser to Balanced Trust pursuant to an Investment Advisory Agreement dated July 31, 1996, between Bartlett and LMFA ("Advisory Agreement"). The Advisory Agreement was most recently approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Trust, Bartlett or the Manager, on November 13, 1998. The Advisory Agreement was approved by LMFA, as the Fund's sole shareholder, on July 31, 1996.

      Under the Advisory Agreement, Bartlett is responsible, subject to the general supervision of the Manager and the Trust's Board of Directors, for the actual management of the Fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Bartlett's services to the Fund, the Manager (not the Fund) pays Bartlett a fee, computed daily and payable monthly, at an annual rate equal to 662/3% of the fee received by the Manager from the Fund, net of any waivers by the Manager.

      For the fiscal year ended March 31, 1999 and 1998, Bartlett received $_______________ and $88,092 respectively in advisory fees on behalf of Balanced Trust. For the period October 1, 1996 (commencement of operations) to March 31, 1997, Bartlett waived its advisory fees.

      Bartlett serves as investment sub-adviser to Basic Value Fund under a Sub-Advisory Agreement dated September __, 1999 between Bartlett and LMFA ("Basic Value Sub-Advisory Agreement"). The Basic Value Sub-Advisory Agreement was approved by the Board of Directors of the Corporation, including a majority of the directors who are not "interested persons" of the Corporation, LMFA or Bartlett on ____________, 1999 and by the sole shareholder of Basic Value on _____________, 1999.

      Bartlett is responsible for providing investment advice to Basic Value in accordance with its investment objective and policies, and for placing orders to purchase and sell portfolio securities pursuant to directions from the Fund's officers. For Bartlett's services to Basic Value, LMFA (not the Fund) pays Bartlett a fee equal to 60% of the fee it receives from the Fund for advisory services. Prior to September __, 1999, Bartlett served as Basic Value's investment adviser and manager. For the fiscal year ended December 31, 1998, Bartlett received $___________ from Basic Value for its services as investment adviser and manager.

      Under the Basic Value Sub-Advisory Agreement, Bartlett will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the Fund in connection with the performance of the Basic Value Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

      The Basic Value Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the
Corporation's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, by LMFA or by Bartlett, on not less than 60 days' notice to the Fund and/or the other party(ies). The Basic Value Sub-Advisory
Agreement terminates immediately upon any termination of the Management Agreement between Basic Value and LMFA.

      Brandywine Asset Management, Inc. ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware, an affiliate of Legg Mason, serves as investment adviser to Small-Cap Value pursuant to an Investment Advisory Agreement dated May 1, 1998, between Brandywine and LMFA ("Advisory Agreement"). The Advisory Agreement was approved by LMFA as the Fund's sole shareholder, on May 28, 1998.

      Under the Advisory Agreement, Brandywine is responsible, subject to the general supervision of LMFA and Investors Trust's Board of Directors, for the actual management of the Fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Brandywine's services to the Fund, LMFA (not the Fund) pays Brandywine a fee, computed daily and payable monthly, at an annual rate equal to 0.50% of the Fund's average daily net assets or 58.8% of the fee received by LMFA from the Fund, net of any waivers by LMFA.

      Under each Advisory Agreement and (with respect to Balanced Trust, Small-Cap Value, Basic Value and Financial Services Fund) Management Agreement, LMFA/LMCM/Bartlett/Brandywine/Gray, Seifert will not be liable for any error of judgment or mistake of law or for any loss by a Fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

      Each Advisory Agreement and (with respect to Balanced Trust, Small-Cap Value, Basic Value and Financial Services Fund) Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the respective Fund's Board of Directors, by vote of a majority of the
Fund's        outstanding         voting        securities,         or        by
LMFA/LMCM/Bartlett/Brandywine/Gray,Seifert, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

      To mitigate the possibility that a Fund will be affected by personal trading of employees, each Corporation and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The  portfolio  turnover  rate is  computed  by  dividing  the  lesser  of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the fiscal years ended March 31, 1999 and 1998, the portfolio turnover rates for Value Trust were 19.3% and 12.9%, respectively; the portfolio turnover rates for Total Return Trust were 44.2% and 20.6%, respectively; the portfolio turnover rates for Special Investment Trust were 47.8% and 29.8%, respectively; the portfolio turnover rates for American Leading Companies were 47.6% and 51.4%, respectively; and the portfolio turnover rates for Balanced Trust were 50.0% and 34.5%, respectively. For the period June 15, 1998 to March 31, 1999, the portfolio turnover rate for Small-Cap Value Trust was 29.5% (annualized). For the fiscal years ended December 31, 1998 and 1997, the portfolio turnover rates for Basic Value were ___% and ___%, respectively, and the portfolio turnover rates for Financial Services Fund were ___% and ___%, respectively.

      Under the Advisory Agreement with each Fund, each Fund's adviser is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. Each Fund may not always pay the lowest commission or spread available. Rather, in placing orders for a Fund each Fund's adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

      Consistent with the policy of most favorable price and execution, each Fund's adviser may give consideration to research, statistical and other services furnished by brokers or dealers to each Fund's adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to each Fund's adviser in connection with services to clients other than the Fund whose brokerage generated the service. LMFA's/Bartlett's/Brandywine's fee is not reduced by reason of its receiving such brokerage and research services.

      From time to time each Fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, each Fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

      For the fiscal years ended March 31, 1999, 1998 and 1997, Legg Mason received $________, $3,120, and $0 from Value Trust, $______________, $1,134, and $0 from Total Return Trust, and $_________________, $0, and $0, respectively, from Special Investment Trust. Value Trust paid total brokerage commissions of $ 432,152 $1,360,133, and $693,443, respectively; Total Return Trust paid total brokerage commissions of $83,104, $477,779, and $386,786, respectively; and Special Investment Trust paid total brokerage commissions of $2,824,033, $1,333,903, and $1,066,917, respectively, during the fiscal years ended March 31, 1999, 1998 and 1997.

      For the fiscal years ended March 31, 1999, 1998 and 1997, American Leading Companies paid total brokerage commissions of $365,317,644, $203,625, and $120,631, respectively. Legg Mason received no brokerage commissions from American Leading Companies for the same periods.

      For the fiscal year ended March 31, 1999, and 1998 Balanced Trust paid total brokerage commissions of $____________________ and $34,738 respectively. For the period October 1, 1996 (commencement of operations) to March 31, 1997, Balanced Trust paid total brokerage commissions of $23,144. Legg Mason received no brokerage commissions from Balanced Trust for the same periods.

      [For the period June 15, 1998 (commencement of operations) to March 31, 1999, Small-Cap Value paid total brokerage commissions of $________. Legg Mason received no brokerage commissions from Small-Cap Value for that same period.]


      For the fiscal years ended December 31, 1998 and 1997, Basic Value Fund paid total brokerage commissions of $__________ and $__________, respectively; and Financial Services Fund paid total brokerage commissions of $____________ and $_____________, respectively.

      Except as permitted by SEC rules or orders, each Fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. Each Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit each Fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: a Fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class . In addition, a Fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Funds, unless the affiliate expressly consents by written contract. Each Fund's Advisory Agreement expressly provides such consent.


      Among the broker-dealers regularly used by each respective Fund during the fiscal year ended March 31, 1999, Value Trust at that date owned shares of the following parent companies: 1,654,000 shares of The Bear Stearns Companies, Inc. at a market value of $84,961,000; Total Return Trust at that date owned shares of the following parent companies: 397,000 shares of The Bear Stearns Companies, Inc. at a market value of $20,382,000; Special Investment Trust at that date owned shares of the following parent companies: 551,000 shares of The Bear Stearns Companies, Inc. at a market value of $28,320,000. American Leading Companies, Balanced Trust [Small-Cap Value, Basic Value and Financial Services Fund] held no shares of their regular broker-dealers. Investment decisions for each Fund are made independently from those of other funds and accounts advised by LMFA, Bartlett, Brandywine or Gray, Seifert. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUNDS' DISTRIBUTOR

      Legg Mason acts as distributor of the Funds' shares pursuant to a separate Underwriting Agreement with each Fund. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense), and for supplementary sales literature and advertising costs.

      Each Fund has adopted a Distribution and Shareholder Services Plan for Primary Shares ("Primary Class Plans"), and Basic Value and Financial Services Fund have also adopted a Distribution and Shareholder Services Plan for Class A shares ("Class A Plans") which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Primary Shares or Class A shares and the provision of ongoing services to holders of those shares. Payments are made only from assets attributable to Primary Shares or Class A shares. Under the Primary Class Plans, the aggregate fees may not exceed an annual rate of each Fund's average daily net assets attributable to Primary Shares as follows: 1.00% for Total Return Trust, Special Investment Trust, American Leading Companies, Small-Cap Value, Basic Value and Financial Services Fund, 0.75% for Balanced Trust and 0.95% for Value Trust. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of Shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Shares only. Under the Class A Plans, the aggregate fees may not exceed an annual rate of 0.25% of Basic Value's and Financial Services Fund's average daily net assets attributable to Class A shares.

      The Primary Class Plans were most recently approved by the shareholders of Value Trust on July 20, 1984 and on July 17, 1986 for both the Total Return Trust and Special Investment Trust. The Primary Class Plans were approved by LMFA, as sole shareholder of: American Leading Companies, on August 2, 1993 and Balanced Trust, on October 7, 1996 [Small-Cap Value on _________, and Basic Value and Financial Services on _______, 1999]. The Primary Class Plans of Value Trust, Total Return Trust and Special Investment Trust were amended, effective July 1, 1993, to make clear that, of the aggregate 1.00% fees with respect to Total Return Trust and Special Investment Trust, 0.75% is paid for distribution services and 0.25% is paid for ongoing services to shareholders; and with respect to Value Trust, 0.70% is paid for distribution services and 0.25% is paid for ongoing services to shareholders. The amendments also specify that each Fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets attributable to Primary Shares, plus interest, as specified in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"). Legg Mason may pay all or a portion of the fee to its financial advisors. Continuation of the Primary Class Plans was most recently approved on November 13, 1998 by the Board of Directors of each respective Fund including a majority of the directors who are not "interested persons" of each Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors").

      With respect to Primary Shares, Legg Mason has agreed to waive its fees for Total Return Trust, American Leading Companies, Balanced Trust and Small-Cap Value as described under "The Funds' Investment Adviser/Manager."

      Each Class A Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the 12b-1 Directors on ______________, 1999. The Class A Plans were approved by the sole shareholder of the Funds on ________________.

      In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that each Plan would benefit the respective Fund and its Primary Class or Class A shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the Fund's Primary Class or Class A shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of each Fund's Primary Shares or Class A shares would be likely to maintain or increase the amount of compensation paid by that Fund to the adviser/LMFA.

      In considering the costs of the Plans, the directors gave particular attention to the fact that any payments made by a Fund to Legg Mason under the Plan would increase the Fund's level of expenses in the amount of such payments. Further, the directors recognized that the adviser/LMFA would earn greater management fees if a Fund's assets were increased, because such fees are calculated as a percentage of a Fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plans were implemented.

      Among the potential benefits of the Plans, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to each Fund's Primary Shares and Class A shares and to maintain and enhance the level of services they provide to each Fund's Primary Class and Class A shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling each Fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by each Fund in connection with its Plan. Furthermore, the investment management of each Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

      Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Shares or Class A shares. Any change in a Plan that would materially increase the distribution cost to a Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

      In accordance with Rule 12b-1, each Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

      For the fiscal years ended March 31, 1999, 1998 and 1997, Value Trust paid Legg Mason $60,265,880, $32,477,903, and $16,863,796, respectively in distribution and service fees under the Plan, from assets attributable to Primary Shares. For the same fiscal years, Total Return Trust paid Legg Mason $6,436,510, $5,232,873, and $3,120,818, respectively; Special Investment Trust paid Legg Mason $15,329,259, $12,733,789, and $8,965,838, respectively; and
American Leading Companies paid Legg Mason $2,206,663, $1,587,015, and $857,522, respectively, in fees under the Plan. For the fiscal year ended March 31, 1999 and 1998, Balanced Trust paid Legg Mason $419,683, and $215,415 in fees under the Plan and for the period October 1, 1996 (commencement of operations) to March 31, 1997, Balanced Trust paid distribution and service fees of $45,587 (prior to fees waived of $26,398). For the period June 15, 1998 (commencement of operations) to March 31, 1999, Small-Cap Value paid distribution and service fees of $ ______________.

      During the year ended March 31, 1999, Legg Mason incurred the following expenses with respect to Primary Shares:



                                   Total       Special     American                  Small
                                  Return     Investment     Leading     Balanced    Cap Value
                    Value Trust    Trust       Trust       Companies      Trust      Trust*
                    -------------------------------------------------------------------------
Compensation to
sales personnel    $35,389,000  $3,987,000   $9,354,000   $1,268,000    $241,000    $144,000

Advertising           $431,000    $149,000     $142,000      $92,000    $122,000    $108,000

Printing and
mailing of
prospectuses to
prospective
shareholders          $586,000    $207,000     $219,000     $119,000    $171,000     $99,000

Other              $12,467,000  $2,231,000   $4,492,000   $1,192,000    $855,000    $606,000
                   --------------------------------------------------------------------------

Total expenses     $48,873,000  $6,574,000  $14,207,000   $2,671,000  $1,389,000    $957,000
                   ==========================================================================

* June 15, 1998 (commencement of operations) to March 31, 1999.

      The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Shares.


                            CAPITAL STOCK INFORMATION

      Value Trust has authorized capital of 500 million shares of common stock, par value $0.001 per share. Total Return Trust has authorized capital of 100 million shares of common stock, par value $0.001 per share. Special Investment Trust has authorized capital of 150 million shares of common stock, par value $0.001 per share. The Articles of Incorporation of Investors Trust authorize issuance of 500 million shares of par value $.001 per share of American Leading Companies, 250 million shares of par value $.001 per share of Balanced Trust, 100 million shares of par value $.001 per share of Small-Cap Value, three hundred seventy five million shares of par value $.001 per share of Basic Value and three hundred seventy five million shares of par value $.001 per share of Financial Services Fund. Each corporation may issue additional series of shares. Each Fund currently offers two Classes of Shares - Primary Shares and Navigator Shares. Basic Value and Financial Services Fund each offers a third class of shares: Class A shares. Each class represents interests in the same pool of assets. A separate vote is taken by a Class of Shares of a Fund if a matter affects just that Class of Shares. Each Class of Shares may bear certain differing Class-specific expenses and sales charges, which may affect performance.

      Investors may obtain more information concerning the Navigator Class from their financial advisor or any person making available to them shares of the Primary Class or Class A, or by calling 1-800-822-5544.

         THE FUNDS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

      State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of each Fund's assets. Boston Financial Data Services, P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. Each Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUNDS' LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1800, serves as counsel to each Fund.

                   THE FUNDS' INDEPENDENT ACCOUNTANTS/AUDITORS

      PricewaterhouseCoopers LLP, has been selected by the Directors to serve as independent accountants for Value Trust, Total Return Trust Special Investment Trust, Basic Value Fund and Financial Services Fund. _______________, ___________________, has been selected by the Directors to serve as independent auditors for American Leading Companies Trust, Balanced Trust and Small-Cap Value Trust.

                              FINANCIAL STATEMENTS

      The Statement of Net Assets as of March 31, 1999; the Statements of Operations for the year ended March 31, 1999; the Statements of Changes in Net Assets for the years ended March 31, 1999 and 1998; the Financial Highlights for all periods; the Notes to Financial Statements and the Report of the Independent Accountants, each with respect to Value Trust, Total Return Trust and Special Investment Trust, are included in the combined annual report for the year ended March 31, 1999, and are hereby incorporated by reference in this Statement of Additional Information.


      The Statement of Net Assets as of December 31, 1998; the Statements of Operations for the period ended December 31, 1998; the Statements of Changes in Net Assets for the period ended December 31, 1988; the nine months ended December 31, 1997 for Basic Value; and the year ended March 31, 1997 for Basic Value; the Financial Highlights for all periods; the Notes to Financial Statements and the Report of Independent Public Accountants, each with respect to Basic Value and Financial Services Fund, are included in the combined annual report for the year ended December 31, 1998, and are hereby incorporated by reference in this Statement of Additional Information.

                                                                      Appendix A

                              RATINGS OF SECURITIES


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
-------------------------------------------------------------------------
RATINGS:
--------

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:
----------------------------------------------------------------

      AAA-This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                        Legg Mason Investors Trust, Inc.

Part C.  Other Information


Item 23.EXHIBITS

(a)    (i)    Articles of  Incorporation  (3)
       (ii)   Articles  Supplementary  (3)
       (iii)  Articles  Supplementary (3)
       (iv)   Articles Supplementary (4)
       (v)    Articles of Amendment - filed herewith
(b)    By-Laws as amended July 19, 1993 (3)
(c)    Specimen security -- not applicable
(d)    (i)    Investment  Advisory  and  Management   Agreement  --  American
              Leading Companies Trust (3)
       (ii)   Investment  Advisory  Agreement  --  Balanced  Trust  (3)
       (iii)  Advisory  Agreement  --  American Leading  Companies  Trust (3)
       (iv)   Management  Agreement -- Balanced Trust (3)
       (v)    Advisory Agreement -- U.S.  Small-Cap  Value Trust (5)
       (vi)   Management  Agreement  -- U.S. Small-Cap  Value  Trust (5)
       (vii)  Form of  Investment  Advisory  and  Administration  Agreement -
              Basic Value Fund - filed herewith
       (viii) Form  of  Sub-Advisory  Agreement  - Basic  Value  Fund - filed herewith
       (ix)   Form of  Investment  Advisory  and  Administration  Agreement -
              Financial Services Fund - filed herewith
       (x)    Form of Sub-Advisory  Agreement - Financial Services Fund - filed herewith
(e)    (i)    Underwriting Agreement -- American Leading Companies Trust (3)
       (ii)   Amended Underwriting Agreement -- American Leading Companies Trust
              (2)
       (ii)   Underwriting Agreement -- Balanced Trust (2)
       (iii)  Underwriting Agreement -- U.S. Small-Cap Value Trust (5)
       (iv)   Dealer Agreement with respect to Navigator Shares (2)
       (v)    Form of Distribution Agreement - Basic Value Fund - filed herewith
       (vi)   Form of Distribution  Agreement - Financial  Services Fund - filed herewith
(f)           Bonus, profit sharing or pension plans - none
(g)           Custodian agreement (1)
(h)    (i)    Transfer Agent Agreement (1)
       (ii)   Credit Agreement (6)
(i)    (i)    Opinion and consent of counsel with respect to American Leading
              Companies Trust (7)
       (ii)   Opinion and consent of counsel with  respect to Balanced  Trust
              (2)
       (iii)  Opinion and consent of counsel with  respect to U.S.  Small-Cap
              Value Trust (5)
       (iv)   Opinion and consent of Counsel with respect to Basic Value Fund and  Financial  Services  Fund - filed herewith
(j)    Accountants' consent - filed herewith
(k)    Financial  statements  omitted  from Item 22 -- none
(l)    Agreement for providing initial capital (3)
(m)    (i)    Plan  pursuant  to Rule  12b-1  --  American  Leading
              Companies Trust (3)
       (ii)   Amended  Plan  pursuant  to  Rule  12b-1  --  American  Leading
              Companies Trust (2)
       (iii)  Plan pursuant to Rule 12b-1 -- Balanced Trust (2)
       (iv)   Plan pursuant to Rule 12b-1 -- U.S. Small-Cap Value Trust (5)
       (v)    Form of  Distribution  Plan - Basic Value Fund Class A shares -
              filed herewith
       (vi)   Form of  Distribution  Plan - Basic  Value Fund  Primary  Class
              shares - filed herewith
       (vii)  Form of  Distribution  Plan - Financial  Services  Fund Class A
              shares - filed herewith
       (viii) Form of  Distribution  Plan - Financial  Services  Fund Primary
              Class shares - filed herewith
(n)    Financial Data Schedule - not applicable

(o)    (i)    Form of Plan  Pursuant to Rule 18f-3 - Basic Value Fund - filed herewith
       (ii)   Form of Plan Pursuant to Rule 18f-3 - Financial Services Fund -
              filed herewith

(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the registration statement, SEC File No. 33-62174, filed May 17, 1996.

(2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the registration statement, SEC File No. 33-62174, filed July 31, 1996.

(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-62174, filed January 31, 1997.

(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-62174, filed March 18, 1998.

(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-62174, filed May 29, 1998.

(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the registration statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed May 28, 1999.

(7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the Registration Statement, SEC File No. 33-62174, filed May 28, 1999.



Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

          None.

Item 25.  Indemnification
          ---------------

          This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-62174, filed January 31, 1997.

Item 26.     Business and Other Connections of Investment Adviser and Subadviser
             -------------------------------------------------------------------

      I. Legg Mason Fund Adviser, Inc. ("LMFA"), investment manager to Balanced Trust, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. It serves as manager and/or investment adviser to seventeen open-end investment companies or portfolios. Information as to the officers and directors of the Manager is included in its Form ADV filed June 24, 1998 with the Securities and Exchange Commission (Registration Number 801-16958) and is incorporated herein by reference.

      II. Legg Mason Capital Management, Inc. ("LMCM"), also an adviser to American Leading Companies, is a registered investment adviser incorporated on October 4, 1982. Information as to the officers and directors of LMCM is included in its Form ADV filed September 23, 1997 with the Securities and Exchange Commission (Registration Number 801-18115) and is incorporated herein by reference.

      III. Bartlett & Co. ("Bartlett"), investment adviser to Balanced Trust and investment sub-adviser to Basic Value Fund, is a registered investment adviser incorporated on January 4, 1988. Information as to the officers and directors of Bartlett is included in its Form ADV filed May 12, 1999 with the Securities and Exchange Commission (Registration Number 801-21) and is incorporated herein by reference.

      IV. Brandywine Asset Management, Inc. ("Brandywine"), investment adviser to Small-Cap Value, is a registered investment adviser incorporated on May 26, 1986. Information as to the officers and directors of Brandywine is included in its Form ADV filed April 30, 1999 with the Securities and Exchange Commission (Registration Number 801-27797 ) and is incorporated herein by reference.



      IV. Gray, Seifert & Co., Inc. ("Gray, Seifert"), investment sub-adviser to Financial Services Fund, is a registered investment adviser incorporated on January 2, 1980. Information as to the officers and directors of Gray, Seifert is included in its Form ADV filed June 24, 1998 with the SEC (registration number 801-15065) and is incorporated herein by reference.



Item 27.  Principal Underwriters
          ----------------------

     (a)  Legg Mason Value Trust, Inc.
          Legg Mason Total Return Trust, Inc.
          Legg Mason Special Investment Trust, Inc.
          Legg Mason Tax-Exempt Trust, Inc.
          Legg Mason Cash Reserve Trust
          Legg Mason Income Trust, Inc.
          Legg Mason Global Trust, Inc.
          Legg Mason Tax-Free Income Fund
          Legg Mason Focus Trust, Inc.
          Legg Mason Light Street Trust, Inc.
          LM Institutional Fund Advisors I, Inc.
          LM Institutional Fund Advisors II, Inc.
          Western Asset Trust, Inc.

     (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").



                                 Position and                    Positions and
   Name and Principal            Offices with                    Offices with
   Business Address*             Underwriter - LMWW              Registrant
   -----------------             --------------------            ------------

   Raymond A. Mason              Chairman of the
                                 Board                            None

   John F. Curley, Jr.           Retired Vice Chairman            Chairman  of
                                 of the Board                     the Board and
                                                                  Director

   James W. Brinkley             President and                    None
                                 Director

                                 Position and                    Positions and
   Name and Principal            Offices with                    Offices with
   Business Address*             Underwriter - LMWW              Registrant
   -----------------             --------------------            ------------

   Edmund J. Cashman, Jr.        Senior Executive                 None
                                 Vice President and
                                 Director

   Richard J. Himelfarb          Senior Executive Vice            None
                                 President and
                                 Director

   Edward A. Taber III           Senior Executive Vice            President and
                                 President and Director           Director

   Robert A. Frank               Executive Vice                   None
                                 President and
                                 Director

   Robert G. Sabelhaus           Executive Vice                   None
                                 President and
                                 Director

   Charles A. Bacigalupo         Senior Vice                      None
                                 President,
                                 Secretary and
                                 Director

   F. Barry Bilson               Senior Vice                      None
                                 President and
                                 Director

   Thomas M. Daly, Jr.           Senior Vice                      None
                                 President and
                                 Director

   Jerome M. Dattel              Senior Vice                      None
                                 President and
                                 Director

   Robert G. Donovan             Senior Vice                      None
                                 President and
                                 Director

   Thomas E. Hill                Senior Vice                      None
   One Mill Place                President and
   Easton, MD  21601             Director

   Arnold S. Hoffman             Senior Vice                      None
   1735 Market Street            President and
   Philadelphia, PA  19103       Director

   Carl Hohnbaum                 Senior Vice                      None
   24th Floor                    President and
   Two Oliver Plaza              Director
   Pittsburgh, PA  15222

                                 Position and                    Positions and
   Name and Principal            Offices with                    Offices with
   Business Address*             Underwriter - LMWW              Registrant
   -----------------             --------------------            ------------

   William B. Jones, Jr.         Senior Vice                      None
   1747 Pennsylvania             President and
     Avenue, N.W.                Director
   Washington, D.C. 20006

   Laura L. Lange                Senior Vice                      None
                                 President and
                                 Director

   Marvin H. McIntyre            Senior Vice                      None
   1747 Pennsylvania             President and
     Avenue, N.W.                Director
   Washington, D.C.  20006

   Mark I. Preston               Senior Vice                      None
                                 President and
                                 Director

   Joseph Sullivan               Senior Vice                      None
                                 President and
                                 Director

   M. Walter D'Alessio, Jr.      Director                         None
   1735 Market Street
   Philadelphia, PA  19103

   W. William Brab               Senior Vice                      None
                                 President

   Deepak Chowdhury              Senior Vice                      None
   255 Alhambra Circle           President
   Coral Gables, FL  33134

   Harry M. Ford, Jr.            Senior Vice                      None
                                 President

   Dennis A. Green               Senior Vice                      None
                                 President

   William F. Haneman, Jr.       Senior Vice                      None
   One Battery Park Plaza        President
   New York, New York  10005

   Theodore S. Kaplan            Senior Vice                      None
                                 President and
                                 General Counsel

   Seth J. Lehr                  Senior Vice                      None
   173 5 Market St               President
   Philadelphia, PA  19103

                                 Position and                    Positions and
   Name and Principal            Offices with                    Offices with
   Business Address*             Underwriter - LMWW              Registrant
   -----------------             --------------------            ------------

   Horace M. Lowman, Jr.         Senior Vice                      None
                                 President and
                                 Asst. Secretary

   Robert L. Meltzer             Senior Vice                      None
   One Battery Park Plaza        President
   New York, NY  10004

   Jonathan M. Pearl             Senior Vice                      None
   1777 Reisterstown Rd.         President
   Pikesville, MD  21208

   John A. Pliakas               Senior Vice                      None
   125 High Street               President
   Boston, MA  02110

   Gail Reichard                 Senior Vice                      None
                                 President

   Timothy C. Scheve             Senior Vice                      None
                                 President and
                                 Treasurer

   Elisabeth N. Spector          Senior Vice                      None
                                 President


   Robert J. Walker, Jr.         Senior Vice                      None
   200 Gibraltar Road            President
   Horsham, PA  19044

   William H. Bass, Jr.          Vice President                   None

   Nathan S. Betnun              Vice President                   None

   John C. Boblitz               Vice President                   None

   Andrew J. Bowden              Vice President                   None

   D. Stuart Bowers              Vice President                   None

   Edwin J. Bradley, Jr.         Vice President                   None

   Scott R. Cousino              Vice President                   None

   Joseph H. Davis, Jr.          Vice President                   None
   1735 Market Street
   Philadelphia, PA  19380

   Terrence R. Duvernay          Vice President                   None
   1100 Poydras St.
   New Orleans, LA 70163

   John R. Gilner                Vice President                   None

                                 Position and                    Positions and
   Name and Principal            Offices with                    Offices with
   Business Address*             Underwriter - LMWW              Registrant
   -----------------             --------------------            ------------

   Richard A. Jacobs             Vice President                   None

   C. Gregory Kallmyer           Vice President                   None

   Edward W. Lister, Jr.         Vice President                   None

   Marie K. Karpinski            Vice President                   Vice President
                                                                  and Treasurer

   Mark C. Micklem               Vice President                   None
   1747 Pennsylvania Ave.
   Washington, DC  20006

   Hance V. Myers, III           Vice President                   None
   1100 Poydras St.
   New Orleans, LA 70163

   Gerard F. Petrik, Jr.         Vice President                   None

   Douglas F. Pollard            Vice President                   None

   K. Mitchell Posner            Vice President                   None
   1735 Market Street
   Philadelphia, PA  19103

   Carl W. Riedy, Jr.            Vice President                   None

   Jeffrey M. Rogatz             Vice President                   None

   Thomas E. Robinson            Vice President                   None

   Douglas M. Schmidt            Vice President                   None

   Robert W. Schnakenberg        Vice President                   None
   1111 Bagby St.
   Houston, TX 77002

   Henry V. Sciortino            Vice President                   None
   1735 Market St.
   Philadelphia, PA 19103

   Chris Scitti                  Vice President                   None

   Eugene B. Shephard            Vice President                   None
   1111 Bagby St.
   Houston, TX  77002-2510

   Lawrence D. Shubnell          Vice President                   None

   Alexsander M. Stewart         Vice President                   None
   One World Trade Center
   New York, NY  10048

                              Position and               Positions and
   Name and Principal            Offices with               Offices with
   Business Address*             Underwriter - LMWW         Registrant
   -----------------             --------------------       ------------

   Robert S. Trio                 Vice President              None
   1747 Pennsylvania Ave.
   Washington, DC 20006

   William A. Verch               Vice President              None

   Lewis T. Yeager                Vice President              None

   Joseph F. Zunic                Vice President              None



      * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


      (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records
           --------------------------------

               State Street Bank and Trust Company
               P.O. Box 1713
               Boston, Massachusetts  02105-1713

Item 29.   Management Services
--------   -------------------

               None.


Item 30.   Undertakings
           ------------

               None.

                                 SIGNATURE PAGE

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Investors Trust, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 2nd day of July, 1999.

                                             Legg Mason Investors Trust, Inc.


                                             By:/s/ Marie K. Karpinski
                                                ----------------------
                                                    Marie K. Karpinski
                                                    Vice President and Treasurer

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                   Title                 Date
---------                                   -----                 ----

                                     Chairman of the Board
/s/John F. Curley, Jr.*              and Director                 July 2, 1999
-----------------------------
John F. Curley, Jr.

/s/Edward A. Taber, III             President and Director       July 2, 1999
-----------------------------
Edward A. Taber, III

/s/Richard G. Gilmore*               Director                     July 2, 1999
-----------------------------
Richard G. Gilmore*

/s/Arnold L. Lehman*                 Director                     July 2, 1999
-----------------------------
Arnold L. Lehman*

/s/Jill E. McGovern*                 Director                     July 2, 1999
-----------------------------
Jill E. McGovern*

/s/T.A. Rodgers*                     Director                     July 2, 1999
-----------------------------
T. A. Rodgers*

/s/Marie K. Karpinski                Vice President               July 2, 1999
-----------------------------        and Treasurer
Marie K. Karpinski

*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated May 8, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of the following investment companies:

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                        DATE
---------                                                        ----

/s/ Richard G. Gilmore                                           May 8, 1998
--------------------------
Richard G. Gilmore

/s/ T. A. Rodgers                                                May 8, 1998
--------------------------
T. A. Rodgers

/s/ Charles F. Haugh                                             May 8, 1998
--------------------------
Charles F. Haugh

/s/ Arnold L. Lehman                                             May 8, 1998
--------------------------
Arnold L. Lehman

/s/ Jill E. Mcgovern                                             May 8, 1998
--------------------------
Jill E. Mcgovern

/s/ Edward A. Taber, III                                         May 8, 1998
--------------------------
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                                       May 8, 1998
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                                          May 8, 1998
--------------------------
John F. Curley, Jr.

/s/ Raymond A. Mason                                             May 8, 1998
--------------------------
Raymond A. Mason